As filed with the Securities and Exchange Commission on June 26, 2000
                                                        -------------


                                                     Registration No. 2-11357
                                                                      -------



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


      Pre-Effective Amendment No. |_|        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)
                               ------------------

                          Neuberger Berman Equity Funds

               (Exact name of registrant as specified in charter)
                                605 Third Avenue
                          NEW YORK, NEW YORK 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800

             (Names and Addresses of Agents for Service of Process)

           The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

           For the new shares of Neuberger Equity Funds, the approximate date of the proposed public offering is , 2000. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

           Neuberger Berman Equity Funds is a "master/feeder fund." This Registration Statement includes signature pages for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY FUNDS

                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


    This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

NEUBERGER BERMAN EQUITY FUNDS
-----------------------------

           Part A - Prospectus and Information Statement

           Part B - Statement of Additional Information

           Part C - Other Information

Signature Pages

Exhibits

                          NEUBERGER BERMAN EQUITY FUNDS
                          NEUBERGER BERMAN EQUITY TRUST
                          NEUBERGER BERMAN EQUITY ASSETS
                          NEUBERGER BERMAN EQUITY SERIES

                          NEUBERGER BERMAN INCOME FUNDS
                          NEUBERGER BERMAN INCOME TRUST

                                 August 15, 2000

Dear Shareholder:

      The attached Combined Proxy Statement and Prospectus discusses several Proposals to be voted upon by the holders of certain Neuberger Berman funds. As a shareholder of the funds, you are asked to review the Combined Proxy Statement and Prospectus and to cast your vote on the Proposals that relate to the funds you own. THE BOARDS OF TRUSTEES OF THE NEUBERGER BERMAN (NB) FUNDS UNANIMOUSLY RECOMMEND A VOTE FOR ALL OF THE PROPOSALS.

      The goal of one of the proposals is to make the funds more efficient to operate and the structure easier to understand. Other proposals would allow certain funds greater investment flexibility; one authorizes certain funds to adopt a distribution and shareholder services plan.

      YOUR VOTE IS IMPORTANT TO US. VOTING YOUR SHARES EARLY WILL PERMIT THE FUNDS TO AVOID COSTLY FOLLOW-UP MAIL AND TELEPHONE SOLICITATION. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed postage paid envelope, or help us save time and postage costs by voting on the Internet or by telephone - instructions can be found on your proxy card. If we do not hear from you by September 7, our proxy solicitor may contact you.

      If you have any questions, please call 1-800-877-9700. Our representatives will be glad to assist you. Thank you for your response and your continued support of the Neuberger Berman funds.

                                          Very truly yours,



                                          /s/ Peter Sundman
                                          ----------------------------------
                                          PETER SUNDMAN
                                          President
                                          Neuberger Berman Management Inc.

                          NEUBERGER BERMAN EQUITY FUNDS
                          NEUBERGER BERMAN EQUITY TRUST
                          NEUBERGER BERMAN EQUITY ASSETS
                          NEUBERGER BERMAN EQUITY SERIES

 (INCLUDING THE CENTURY, FOCUS, GENESIS, GUARDIAN, INTERNATIONAL, MANHATTAN, MILLENNIUM,
      PARTNERS, REGENCY, SOCIALLY RESPONSIVE AND TECHNOLOGY SERIES OF EACH)
                                 (EACH A "FUND")

                          NEUBERGER BERMAN INCOME FUNDS
                          NEUBERGER BERMAN INCOME TRUST

   (including the Cash Reserves, Government Money Fund, High Yield Bond Fund, Municipal Money Fund and Municipal Securities Trust and the Institutional Cash
                            and Limited Maturity Bond
                                 Series of each)
                                 (EACH A "FUND")

                            ------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 31, 2000

                            ------------------------

WHO IS ASKING FOR YOUR VOTE?
----------------------------

The Board of Directors of Neuberger Berman Equity Funds, Equity Trust, Equity Assets, Equity Series, Income Funds or Income Trust.

WHERE WILL THE MEETING BE HELD?
-------------------------------

The meeting will be held at the offices of Neuberger Berman, 605 Third Avenue, 41st Floor, New York, New York 10158-3698, on October 31, 2000 at 10:30 a.m. Eastern time.

WHAT PROPOSALS APPLY TO EACH FUND?
----------------------------------

The following table summarizes each proposal to be presented at the meeting and the funds whose shareholders the Board is soliciting with respect to each proposal:

            PROPOSAL                                       AFFECTED FUNDS
            --------                                       --------------

      1.  Electing trustees                                     All funds

      2.  Changing the funds' fundamental                       All funds
          investment restrictions

      3.  Ratifying selection of independent auditors
          or accountants                                        All funds


      4.  Approving an Agreement and Plan of                    NB Century Trust
          Reorganization                                        NB Focus Trust and Assets
                                                                NB  Genesis  Trust,  Assets  and
                                                                Institutional
                                                                NB Guardian Trust and Assets
                                                                NB Institutional Cash Trust
                                                                NB International  Trust
                                                                NB Limited  Maturity  Bond Trust
                                                                NB Manhattan  Trust  and  Assets
                                                                NB Millennium  Trust and  Assets
                                                                NB Partners  Trust  and  Assets
                                                                NB Regency   Trust
                                                                NB Socially Responsive Trust and
                                                                   Assets
                                                                NB Technology Trust

      5.  To approve a plan of distribution
              and shareholder services                          NB Genesis Trust
                                                                NB Guardian Trust
                                                                NB Partners TrusT

      6..  Changing the fund's fundamental restriction          NB Cash Reserves
            on industry concentration

      7.  Changing the fund's fundamental restrictions          NB Government Money Fund
             on investing in government securities,
             diversification, lending, borrowing and
             repurchase agreements

 EACH PROPOSAL IS DISCUSSED IN GREATER DETAIL IN THE ATTACHED PROXY STATEMENT.

WHO IS ELIGIBLE TO VOTE?

You are entitled to vote at the meeting and any adjournment if you owned shares of one or more funds at the close of business on AUGUST 15, 2000.

WHAT ARE THE DIFFERENT WAYS TO VOTE THIS PROXY?

There are a number of ways to vote your shares:

           o BY MAIL: You may vote by completing the enclosed proxy card by dating, signing and returning it in the postage paid envelope. PLEASE NOTE THAT IF YOU SIGN, DATE AND THE PROXY CARD(S) BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE).

           o BY PHONE: You may vote by telephone by calling the number on your proxy card.

           o   VIA THE INTERNET:   You may vote through the Internet by visiting
               the website on your proxy card.

           o IN PERSON: If you plan to attend the meeting, you may vote in person. (PLEASE NOTE, THAT IF YOU VOTE A PROXY AND THEN VOTE IN PERSON AT THE MEETING , YOUR PROXY IS AUTOMATICALLY REVOKED). IF YOU PLAN TO ATTEND THE MEETING, PLEASE CALL THE FUNDS AT (800) 877-9700.

If you own shares of more than one fund, you must submit a separate proxy card for each fund in which you own shares. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted.

Any additional proposals submitted to a vote at the meeting by anyone other than the officers or Trustees of the funds may be voted only in person or by written proxy.

                        By order of the Board of Trustees,

                        /s/  Claudia  A.  Brandon
                        ------------------------------------
                        Claudia A. Brandon
                        Secretary
                        Neuberger Berman Equity Funds
                        Neuberger Berman Equity Trust
                        Neuberger Berman Equity Assets
                        Neuberger Berman Equity Series
                        Neuberger Berman Income Funds
                        Neuberger Berman Income Trust



_______________, 2000

New York, New York

                          NEUBERGER BERMAN EQUITY FUNDS
                          NEUBERGER BERMAN EQUITY TRUST
                          NEUBERGER BERMAN EQUITY ASSETS
                          NEUBERGER BERMAN EQUITY SERIES

                          NEUBERGER BERMAN INCOME FUNDS
                          NEUBERGER BERMAN INCOME TRUST

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700

                     COMBINED PROXY STATEMENT AND PROSPECTUS

      This Combined Proxy Statement and Prospectus, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and one or more Proxy Cards, is for the special meeting of shareholders of the Neuberger Berman Equity group of funds (Neuberger Berman Equity Funds, Equity Trust, Equity Assets, and Equity Series) and the Neuberger Berman Income group of funds (Neuberger Berman Income Funds and Income Trust), to be held on October 31, 2000, and any adjournment thereof ("Meeting").

      This Combined Proxy Statement and Prospectus contains information about several proposals that relate to the Neuberger Berman funds. Some proposals relate to some of the funds but not others, so depending on which funds you own, you may not be asked to vote on all of the proposals.

PROPOSAL 1 (APPLIES TO ALL  SHAREHOLDERS  OF ALL THE FUNDS):  To elect  eighteen
(18) Trustees to serve on the Board of Trustees until their successors are duly elected and qualified.

PROPOSAL 2 (APPLIES TO ALL SHAREHOLDERS OF ALL THE FUNDS): To approve a change in a fundamental investment limitation.

PROPOSAL 3 (APPLIES TO ALL SHAREHOLDER OF ALL THE FUNDS): To ratify the selection of independent auditors or accountants for each fund.

PROPOSAL 4 (APPLIES TO  SHAREHOLDERS  OF:       NB CENTURY    TRUST
                                                NB FOCUS  TRUST AND  ASSETS
                                                NB GENESIS TRUST,  ASSETS AND INSTITUTIONAL
                                                NB GUARDIAN TRUST AND ASSETS
                                                NB INSTITUTIONAL CASH TRUST
                                                NB  INTERNATIONAL  TRUST
                                                NB LIMITED MATURITY BOND TRUST
                                                NB MANHATTAN  TRUST AND ASSETS
                                                NB MILLENNIUM  TRUST AND  ASSETS


                                                NB  PARTNERS TRUST AND ASSETS
                                                NB REGENCY TRUST
                                                NB SOCIALLY RESPONSIVE TRUST AND ASSETS
                                                NB TECHNOLOGY TRUST):



To approve an Agreement and Plan of Reorganization ("Reorganization Plan") providing for the reorganization of each fund from the current two-level master-feeder structure to a single-level multi-class structure.

PROPOSAL 5 (APPLIES TO SHAREHOLDERS OF NB GENESIS TRUST, NB GUARDIAN TRUST AND NB PARTNERS TRUST): To approve a distribution and shareholder services plan to authorize each fund to spend annually 0.10% of average daily net assets to obtain distribution and/or shareholder services.

PROPOSAL 6 (APPLIES TO SHAREHOLDERS OF NB CASH RESERVES): To approve a change to
the  fund's  fundamental   restriction  on  industry   concentration  to  permit
concentration in the financial services group of industries.

PROPOSAL 7 (APPLIES TO SHAREHOLDERS OF NB GOVERNMENT MONEY FUND): To approve a change in the fund's fundamental policies to (A) permit the fund to invest in all securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (B) permit the fund to invest in repurchase agreements in an effort to earn more income; (C) modify the fund's borrowing policy to permit the fund to use reverse repurchase agreements; and
(D) modify the fund's lending policy to permit the fund to loan portfolio securities.

      THE REORGANIZATION. The proposed Reorganization would not alter your current investment program. Instead, it would change the operational structure of the Neuberger Berman funds, so that they may benefit from certain efficiencies and cost savings. The funds would be changing to a structure that is more common in the mutual fund industry.

      Like your current fund, the new single-level fund is an open-end, management investment company comprised of a group of diversified series. These series have investment programs that are identical to the similarly named series of your current fund. Unlike your current fund, however, each series of the new fund has classes of shares. After the Reorganization, you will hold shares of the class that corresponds to your current fund. For example, if you currently hold shares of Guardian Trust, after the Reorganization you will hold Trust Class shares of the Guardian series of the new fund.

      If you are a shareholder of Neuberger Berman Equity Trust, Equity Series or Equity Assets, then after the Reorganization, you will hold class shares of a corresponding series of NEUBERGER BERMAN EQUITY FUNDS.

      Likewise, if you are a shareholder of Neuberger Berman Income Trust, then after the Reorganization, you will hold Trust class shares of a corresponding series of NEUBERGER BERMAN INCOME FUNDS.

      If you approve the Agreement and Plan of Reorganization ("Reorganization Plan") your fund would become part of a new single-level fund that invests its assets directly in the securities markets. The new fund would have classes of shares that would correspond to the current feeder funds. The investment program, management arrangements, and operations of the new single-level fund would be identical to those of your present fund, and your rights as a shareholder would remain essentially unchanged, with minor exceptions.

      The Board of Trustees of each fund that proposes to participate in the Reorganization and Neuberger Berman Management Inc. ("NBMI"), the funds' investment manager, administrator and distributor believe that the
Reorganization:

        o will result in certain administrative efficiencies and cost savings for the funds,

        o may enhance its ability to market and sell shares of the funds that utilize the more common multi-class structure

            This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the funds should know before voting on the proposed Reorganization and other actions. It should be read and retained for future reference. The current prospectuses of Neuberger Berman Equity Funds, dated December 1, 1999, and Neuberger Berman Income Funds, dated March 1, 2000, are incorporated by reference into (and legally a part of) this Combined Proxy Statement and Prospectus. Copies are enclosed for your reference. Shareholders of Equity Funds and Income Trust are not receiving prospectuses because you have already received one or both as current shareholders.

      Additional information about Neuberger Berman Equity Funds and Income Funds appears in the funds' Statements of Additional Information, which are also incorporated by reference into this Combined Proxy Statement and Prospectus. The Statements of Additional Information are available without charge by writing the Neuberger Berman Funds at 605 Third Avenue, 2nd Floor New York, New York 10158-0180, or calling at 800-877-9700.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               VOTING INFORMATION

      The Boards of Trustees of Neuberger Berman Equity Funds, Equity Trust, Equity Assets and Equity Series, and the Boards of Trustees of Neuberger Berman Income Funds and Income Trust (each a "Trust" and collectively, the "Trusts") are asking you to sign the enclosed proxy card(s) for use at a Special Meeting of shareholders of the funds listed on the front cover, to be held on October 31, 2000 at 10:30 a.m. Eastern time, at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698, and at any adjournments thereof (the "Meeting"). This combined Proxy Statement and Prospectus is first being mailed on or about August 15, 2000.

      One-third of each fund's shares outstanding and entitled to vote on August 15, 2000 ("Record Date"), represented in person or by proxy, make up a quorum and must be present for the transaction of business at the Meeting with respect to that fund. Shares of all funds that make up a single Trust will vote together for the election of Trustees (Proposal 1), and the presence of one-third of an entire Trust constitutes a quorum for purposes of that proposal. Each fund's shareholders will vote separately on each other Proposal with respect to that fund; if you are a shareholder of more than one fund, you will be voting on each such Proposal separately with respect to each fund in which you hold shares.

      If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve any Proposal are not received, or for any other reason, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of those shares voting at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on any one or more of the Proposals in this Combined Proxy Statement and Prospectus prior to such adjournment if sufficient votes have been received for approval and it is otherwise appropriate.

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented by the proxy will be voted in accordance with the instructions marked on the proxy card. If no instructions are marked on the proxy card, the proxy will be voted FOR each Proposal described in the accompanying Notice of Special Meeting of Shareholders and FOR the election of each candidate nominated by the Board to serve as a Trustee. Proxies that reflect "broker non-votes" (I.E., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will not be counted for purposes of determining a quorum and will have no effect on the outcome of the Proposals. Abstentions will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have a negative effect on the Proposals. Shares held in individual retirement accounts (IRA, Roth IRA or SIMPLE Retirement plans), the IRA Custodian shall vote the shares in the account in accordance with instructions given by the Depositor. However, if the Depositor fails to provide instructions on how to vote the shares in the account, the Custodian shall vote the undirected shares in the same proportion as shares are voted considering all shares of the Fund for which instructions are received.

      Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy to the relevant Trust at the address indicated on the enclosed envelope provided with this Proxy Statement. Any letter of revocation or later-dated proxy must be received by the Trust prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

      Proxy solicitations will be made primarily by mail, but may also be made by telephone, electronic transmission or personal meetings with officers and employees of NBMI, affiliates of NBMI or other representatives of the Funds. NBMI serves as principal underwriter and administrator of the Funds. NBMI and its affiliates will not receive any compensation from the Fund for proxy solicitation activities. Proxy solicitations may also be made by our proxy solicitor. If votes are recorded by telephone, our proxy solicitor will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail or through a secure Internet site. The cost of solicitation and the expenses incurred in connection with preparing this Proxy Statement and its enclosures will be paid by the funds. PLEASE NOTE THAT WHILE PROXIES MAY BE VOTED BY TELEPHONE OR THROUGH THE INTERNET WITH RESPECT TO EACH PROPOSAL, ANY PROPOSAL SUBMITTED TO A VOTE AT THE MEETING BY ANYONE OTHER THAN THE OFFICERS OR TRUSTEES OF THE TRUSTS MAY BE VOTED ONLY IN PERSON OR BY WRITTEN PROXY.

      For soliciting services, our proxy solicitor will be paid fees and expenses of up to approximately $6,079, $311,209, $133,512, $520,036, $32,724,
$154,645,  $46,082,  $427,048,  $1,856, $19,737, and $1,884 for Neuberger Berman
Century,  Focus,  Genesis,  Guardian,   International,   Manhattan,  Millennium,

Partners, Regency, Socially Responsive and Technology Funds, respectively. Our proxy solicitor will be paid fees and expenses of up to approximately $457, $70,711, $180,355, $290,874, $1,006, $25,895, $3,653, $174,892, $6,186, $7,406,
and $446 for Neuberger Berman Century, Focus, Genesis, Guardian, International, Manhattan, Millennium, Partners, Regency, Socially Responsive and Technology Trust, respectively. Our proxy solicitor will be paid fees and expenses of up to approximately $2,397, $33,200, $9,642, $1,426, $48, $19,000, and $77 for
Neuberger Berman Focus, Genesis, Guardian, Manhattan, Millennium, Partners, and Socially Responsive Assets, respectively. Our proxy solicitor will be paid fees and expenses of up to approximately $0 for Neuberger Berman Genesis Institutional.

      For soliciting services, our proxy solicitor will be paid fees and expenses of up to approximately $69,269, $21,233, $790, $10,913, $17,147, and
$1,704 for Neuberger Berman Cash Reserves, Government Money Fund, High Yield Bond Fund, Limited Maturity Bond Fund, Municipal Money Fund and Municipal Securities Trust, respectively. Our proxy solicitor will be paid fees and expenses of up to approximately $20,563 and $ 9,967 for Neuberger Berman Limited Maturity Bond and Institutional Cash Trust, respectively.

      The funds are separate series of their respective Trusts. Each Equity fund (except for Neuberger Berman International Fund and International Trust) invests all of its net investable assets in a corresponding master fund, which is a series of Equity Managers Trust, a New York common law trust registered as an open-end management investment company. Neuberger Berman International Fund and International Trust invest in a corresponding series of Global Managers Trust, a New York common law trust registered as an open-end management investment company. Each Income fund invests all of its net investable assets in a corresponding master fund, which is a series of Income Managers Trust, a New York common law trust registered as an open-end management investment company. NBMI serves as the investment manager and Neuberger Berman, LLC ("Neuberger Berman") serves as sub-adviser to each series of Equity Managers Trust, Global Managers Trust and Income Managers Trust. Each Managers Trust series invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding funds.

      As of May 31, 2000, the following numbers of shares were outstanding with respect to each fund:


Neuberger Berman Equity
Group of Funds                             Fund          Trust           Assets
--------------------------------------------------------------------------------
Century                                                                   N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Focus
--------------------------------------------------------------------------------
Genesis
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Guardian
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Manhattan
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Millennium
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Partners
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Regency                                                                   N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Socially
Responsive
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Technology                                                                N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Genesis Institutional
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NB Income Group of Funds                      Fund                         Trust
--------------------------------------------------------------------------------
 Cash Reserves                                                            N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Government Money                                                          N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Yield Bond                                                           N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Cash
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Limited Maturity Bond
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Money                                                          N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Securities Trust                                               N/A
--------------------------------------------------------------------------------


In addition, to the Trust's knowledge, as of May 31, 2000, the following are all of the beneficial and record owners of more than five percent of each fund. Except where indicated, the owners listed are record owners.

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
NB Century Trust     Neuberger & Berman                                  92.42%
                     55 Water Street, 27th Floor
                     Attn:  Ron Staib, OPS Control
                     New York, NY  10041-0001
                     A/C # 983031311/7
--------------------------------------------------------------------------------
                     National Financial Services Corp                     6.33%
                     For the Exclusive Benefit of Our Customers
                     PO Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
NB Focus Trust       Smith Barney Inc                                    22.44%
                     00109801250
                     388 Greenwich Street
                     New York, NY 10012-2339
                     A/C # 140360494/7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     EMJAYCO                                             11.47%
                     Omnibus Account
                     PO Box 170910
                     Milwaukee, WI 53217
                     A/C # 140296928
--------------------------------------------------------------------------------
                     American Express Trust Co.                          11.81%
                     Benefit of American Express
                     Trust Retirement Services Plans
                     Attn: Pat Brown
                     50534 AXP Financial Center
                     Minneapolis, MN 55474
                     A/C # 140216267-1
--------------------------------------------------------------------------------
                     National Financial Services Corp                     6.87%
                     For the Exclusive Benefit of Our Customers
                     PO Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
                     Boston Safe Deposit & Trust Co. TTEE                  8.81%
                     TWA Inc Pilots  Directed  Acct.  Plan & 401K
                     Plan for
                     Pilots of TWA Inc.
                     Attn: Lisa Bove
                     135 Santilli Highway #26-0320
                     Everett, MA 02149-1906
                     A/C # 140221394-4
--------------------------------------------------------------------------------
                     AETNA Life Insurance & Annuity Co.                    7.57%
                     ACES-Separate Account F
                     Attn: Valuation Unit TS31
                     151 Farmington Avenue
                     Hartford, CT 06156-0001
                     A/C # 140188621-7
--------------------------------------------------------------------------------
NB Genesis Trust     Fidelity  Investments Inst. OPS Co. as Agent for     19.64%
                     Certain EE Benefit PL
                     Mailzone KWIC
                     Covington KY 41015
                     A/C # 140216026-2
--------------------------------------------------------------------------------
                     Smith Barney Inc                                    16.10%
                     00109801250
                     388 Greenwich Street
                     New York, NY 10012-2339
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     National Financial Services Corp                    14.53%
                     For the Exclusive Benefit of Our Customers
                     PO Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 14011799-0
--------------------------------------------------------------------------------
                     Nationwide Life Insurance Co.                        6.55%
                     QPVA
                     c/o IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH 43218-2029
                     A/C # 140216217-6
--------------------------------------------------------------------------------
NB Guardian Trust    The Manufactures Life Insurance Co. USA             26.21%
                     Attn: Rosie Chuck Pension Acctg.
                     200 Floor Street E NT3
                     Toronto ON N4W1E5
                     Canada
                     A/C # 140317724-1
--------------------------------------------------------------------------------
                     Fidelity Investments Inst. OPS Co. as Agent for     14.51%
                     Certain EE Benefit PL
                     100 Megellon Way
                     Mailzone KWIC
                     Covington KY 41015
                     A/C # 140216026-2
--------------------------------------------------------------------------------
                     Nationwide Life Insurance Co.                        9.25%
                     QPVA
                     c/o IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH 43218-2029
                     A/C # 140216217-6
--------------------------------------------------------------------------------
                     Variable Annuity Life Insurance Company              5.50%
                     (VALIC)
                     2929 Allen Parkway L7-01
                     Houston, TX 77019-2197
                     A/C # 140317787-2
--------------------------------------------------------------------------------
                     Connecticut General Life Insurance Company           5.38%
                     350 Church Street
                     PO Box 2975 M-1-10
                     Hartford, CT 06104-2975
                     A/C # 140317726-7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     National Financial Services Corp                     4.94%
                     For the Exclusive Benefit of Our Customers
                     PO Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
NB International     Chase Manhattan Bank TTEE                           23.31%
Trust                Various Retirement Plans
                     Under PPI Retirement Programs
                     Professional Pensions Inc.
                     444 Foxon Road
                     East Haven, CT 06513-2019
                     A/C # 140215987-5
--------------------------------------------------------------------------------
                     Fleet Trust Corporation                             19.08%
                     FBO Third Party M P Alliances
                     Attn: David Nabb
                     PO Box 2197
                     Boston, MA 02106-2197
                     A/C # 140224012-4
--------------------------------------------------------------------------------
                     National Financial Services Corp                    17.71%
                     For the Exclusive Benefit of Our Customers
                     200 Liberty Street
                     1 World Financial Center
                     Attn: Mutual Funds Dept  5th Floor
                     New York, NY 10281-1003
                     A/C # 140117994-0
--------------------------------------------------------------------------------
BENEFICIAL OWNER     Neuberger and Berman Trust                           9.87%
                     T/F Lillian Vernon Corp
                     401K Profit Sharing Plan
                     1 Theall RDL
                     Rye, NY 10580-1404
                     A/C # 140318915-8
--------------------------------------------------------------------------------
                     Smith Barney Inc                                    22.97%
                     00109801250
                     388 Greenwich Street
                     New York, NY 10012-2339
                     A/C # 140360494-7
--------------------------------------------------------------------------------
NB Manhattan Trust   The Northern Trust Co TTEE                          49.03%
                     Pro Case Corporation 22-75833
                     Attn: Ken King
                     Chicago, IL 60675-2956
                     A/C # 140214077-4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     MAC & Co A/C 195-643                                13.91%
                     AEOF1956432
                     P.O. Box 3198
                     Mutual Funds Operations
                     Pittsburgh, PA 15230-3198
                     A/C # 140162422-0
--------------------------------------------------------------------------------
                     Fleet National Bank                                  9.49%
                     Aetna/Fleet Directed Trustee
                     U/A Dtd 4/22/96
                     151 Farmington Avenue, Suite T531
                     Hartford, CT 06156-0001
                     A/C # 140319049-3
--------------------------------------------------------------------------------
                     Fidelity Investments Inst Ops                        6.18%
                     CO as Agency for Certain EE Benefit PL
                     Mailzone KWIC
                     Covington, KY 41015
                     A/C # 140216026-2
--------------------------------------------------------------------------------
NB Millennium Trust  National Financial Serv Corp                        86.68%
                     For the Exclusive Benefit of Our Customers
                     P.O. Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
                     Donaldson, Lufkin & Jenrette Securities              6.88%
                     Corporation
                     Pershing Division
                     Mutual Fund Balancing
                     P.O. Box 2052
                     Jersey City, NJ 07303-2052
                     A/C # 140219348-8
--------------------------------------------------------------------------------
NB Partners Trust    Nationwide Life Insurance                           20.06%
                     QPVA
                     c/o IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029
                     A/C # 140216217-6
--------------------------------------------------------------------------------
                     Connecticut General Life Insurance Company          11.27%
                     350 Church Street
                     P.O. Box 2975 N-110
                     Hartford CT 06104-2975
                     A/C # 140317726-7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     PRC Inc                                             10.43
                     c/o T. Rowe Price Financial
                     Attn: Asset Room
                     P.O. Box 17215
                     Baltimore, MD 21297-1215
                     A/C # 140215856-2
--------------------------------------------------------------------------------
                     National Financial Serv Corp for the                 8.17
                     Exclusive
                     Benefit of Our Customers
                     P.O. Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
                     Fidelity Investments Instit Oper Co as Agent for     7.58%
                     Certain Benefit Pln
                     100 Magellan Way
                     Mailzone KWIC
                     Covington, KY 41015-1999
                     A/C # 140216026-2
--------------------------------------------------------------------------------
                     Northern Trust Co TTEE                               6.12%
                     FBO: Phycor Savings Plan DV
                     P.O. Box 92956
                     Chicago, IL 60675-2956
                     A/C # 1403777065-5
--------------------------------------------------------------------------------
NB Regency Trust     Boston Safe Deposit & Trust Co TTEE                 97.77%
                     TWA Inc Pilots Directed Acct Plan
                     & 401K Plan for Pilots of TWA Inc
                     Attn Lisa Bove
                     135 Santilli Hwy # 026-0320
                     Everett, MA 02149-1906
                     A/C # 140221394-4
--------------------------------------------------------------------------------
NB Socially          ICMA Retirement Trust                               60.32%
Responsive Trust     777 N Capitol Street NE
                     Washington, DC 20002-4239
                     A/C # 140317410-5
--------------------------------------------------------------------------------
                     Delaware Charter Guarantee & Trust                   6.74%
                     Cust FBO Principal Mutual Life Ins
                     CD DTD 1/1/96
                     PO Box 8706
                     Wilmington, DE 19899-8706
                     A/C # 140317436-7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     Chase Manhattan Bank TTEE                            6.88%
                     Avon Products Inc
                     Svngs & Stock Ownership 12/28/84
                     1345 Avenue of the Americas
                     New York, NY 10105-0302
                     A/C # 141016331-6
--------------------------------------------------------------------------------
                     National Financial Serv Corp                        5.22%
                     For The Exclusive Benefit of Our Customers
                     PO Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------
                     The Union Central Life Ins Co                        5.15%
                     401K Group SEP Acct
                     1876 Waycross RD
                     PO Box 40888
                     Cincinnati, OH 45240-0888
                     A/C # 141011568-1
--------------------------------------------------------------------------------
NB Focus Assets      FTC & CO                                            21.71%
                     Attn: Datalynx (House Account)
                     PO Box 173736
                     Denver, CO 80217-3736
                     A/C # 141011560-7
--------------------------------------------------------------------------------
NB Focus Assets      Smith Barney Corp Trust Co TTEE                     20.27%
                     Smith Barney 401K
                     Advisor Group Trust
                     Two Tower Center
                     PO Box 1063
                     E Brunswick, NJ 08816-1063
                     A/C # 142010744-3
--------------------------------------------------------------------------------
                     First Union Natl Bank TTEE                         19.81%
                     FBO FUNB Reinvestment Account
                     A/C #1080824434
                     1525 W Wt Harris Blvd NC-1151
                     Charlotte, NC 28262-1063
                     A/C # 994000003-5
--------------------------------------------------------------------------------
                     Morris & Co                                         17.53%
                     c/o First Source Bank
                     Attn Trust Operations
                     PO Box 1602
                     South Bend, IN 46634-1602
                     A/C # 140318696-0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     Key Trust Co NA                                     11.65%
                     FBO Prism
                     4900 Tiedeman RD
                     Brooklyn, OH 44144-2338
                     A/C # 140317435-4
--------------------------------------------------------------------------------
                     Donaldson, Lufkin & Jenrette                         6.02%
                     Securities Corporation
                     Pershing Division
                     Mutual Fund Balancing
                     PO Box 2052
                     Jersey City, NJ 07303-2052
                     A/C # 142011195-0
--------------------------------------------------------------------------------
NB Genesis Assets    Donaldson, Lufkin & Jenrette                        40.06%
                     Securities Corporation
                     Pershing Division
                     Mutual Fund Balancing
                     PO Box 2052
                     Jersey City, NJ 07303-2052
                     A/C # 142011195-0
--------------------------------------------------------------------------------
                     Key Trust Co.                                       29.22%
                     FBO Prism
                     4900 Tiedeman RD
                     Brooklyn, OH 44144-2302
                     A/C # 140317435-4
--------------------------------------------------------------------------------
NB Guardian Assets   Travelers Insurance Company #4                      97.07%
                     Attn: Bob Iagrossi 5MS
                     Shareholder Accounting
                     One Tower Square
                     Hartford, CT 06183-0002
                     A/C # 140296923-0
--------------------------------------------------------------------------------
NB Manhattan Assets  BHC Securities                                      76.94%
                     Trade House Account
                     Attn: Mutual Fund Dept.
                     1 Commerce Square
                     2005 Market Street
                     Philadelphia, PA 19103-7042
                     A/C # 142011785-7
--------------------------------------------------------------------------------
                     BSC AS Agent                                         7.02%
                     FBO BBH-SD
                     1375 Peachtree Street NE STE 300
                     Atlanta, GA 30309-3112
                     A/C # 141016563-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
BENEFICIAL HOLDER    Neuberger and Berman                                 5.71%
                     Management Inc.
                     605 Third Avenue 2nd Floor
                     New York, NY 10158-0180
                     A/C 140289664-0
--------------------------------------------------------------------------------
                     Donaldson, Lufkin & Jenrette                         5.90%
                     Securities Corporation
                     Pershing Division
                     Mutual Fund Balancing
                     PO Box 2052
                     Jersey City, NJ 07303-2052
                     A/C # 142011195-0
--------------------------------------------------------------------------------
NB Millennium        Charles Schwab & Co. Inc.                           91.11%
Assets               Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94014-4122
                     A/C # 142011784-4
--------------------------------------------------------------------------------
NB Socially          Neuberger & Berman                                  44.72%
Responsive Assets    Management Inc.
BENEFICIAL HOLDER    Attn: Nick Altomare
                     605 Third Avenue 37th Floor
                     New York, NY 10158-0180
                     A/C # 105785000-8
--------------------------------------------------------------------------------
                     First Union Natl Bank Cust                         13.91%
                     Various Retirement Plan
                     A/C #1080826922
                     1525 W Wt Harris Blvd NC-1151
                     Charlotte, NC 28262-8522
                     A/C # 100000000-9
--------------------------------------------------------------------------------
                     Fidelity Investments Institutional                  14.54%
                     Operations Co Inc. (FIIOC) As Agent
                     For Peets Tea Coffee Inc. Savings
                     Retirement Plan #09771
                     100 Magellan Way
                     Covington, KY 41015-1999
                     A/C 141017216-1
--------------------------------------------------------------------------------
                     Charles Schwab & Co Inc.                             8.77%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 142011784-4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
                     Fidelity Investments Institutional Operations Co     8.57%
                     Inc. (FIIOC) As Agent
                     For Inforonics Retirement 401K Plan 09897
                     100 Magellan Way (KWIC)
                     Covington, KY 41015-1999
                     A/C # 141016349-7
--------------------------------------------------------------------------------
                     Fidelity Investments Institutional                   8.02%
                     Operations Co Inc. (P110C) As Agent
                     For Citizens Enterprises Corp.
                     401 (K) Plan
                     100 Magellan Way (KWIC)
                     Covington, KY 41015-1999
                     A/C # 140379131-3
--------------------------------------------------------------------------------
NB Century Fund      Neuberger & Berman                                  17.52%
                     55 Water Street 27th Floor
                     Attn: Ron Staib, OPS Control
                     New York, NY 10041-0001
                     A/C # 983031311-7
--------------------------------------------------------------------------------
NB Focus Fund        Charles Schwab & Co. Inc.                            9.64%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco,.CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------
NB Genesis Fund      Charles Schwab & Co. Inc.                           25.56%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco,.CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------
                     Union Central Life                                   5.50%
                     Insurance Co
                     Attn: Mutual Funds Dept Station 3
                     PO Box 40888
                     Cincinnati, OH 45210-0888
                     A/C # 140041406-2
--------------------------------------------------------------------------------
NB Guardian Fund     Charles Schwab & Co Inc.                            19.77%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
NB International     Neuberger & Berman                                  11.77%
Fund                 55 Water Street 27th Floor
                     Attn: Ron Staib, OPS Control
                     New York, NY 10041-0001
                     A/C # 140221735-1
--------------------------------------------------------------------------------
                     Charles Schwab & Co. Inc.                            9.31%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------
BENEFICIAL HOLDER    Neuberger & Berman Trust Co. TTEE                    5.88%
                     Neuberger & Berman Employees
                     Profit Sharing Plan UTD 5/20/71
                     Attn: Al Boccardo
                     605 Third Avenue, 36th Floor
                     New York, NY 10158-0180
                     A/C # 140247272-7
--------------------------------------------------------------------------------
NB Manhattan Fund    Charles Schwab & Co. Inc.                            6.13%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------
NB Regency Fund      Neuberger & Berman                                  26.755
                     Attn: Ron Staib, OPS Control
                     55 Water Street, Floor 27
                     New York, NY 10041-0001
                     A/C # 983031113-5
--------------------------------------------------------------------------------
                     Charles Schwab & Co. Inc.                           26.52%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
NB Partners Fund     Charles Schwab & Co. Inc.                           14.00%
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9
--------------------------------------------------------------------------------
NB Socially          Charles Schwab & Co. Inc.                           23.21%
Responsive Fund      Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-7
--------------------------------------------------------------------------------
NB Limited Maturity  Nationwide Life Insurance                           27.34%
Bond Trust           QPVA
                     c/o IPO Portfolio Accounting
                     P.O. Box 182029
                     Columbus, OH 43218-2029
                     A/C # 140216217-6
--------------------------------------------------------------------------------
                     Chase Manhattan Bank NA Directed                    24.55%
                     TTEE Met Life Defined Contribution
                     Group
                     Attn: Davit Ottingnon
                     4 New York Plaza
                     New York, NY 10004-2413
                     A/C # 140317784-3
--------------------------------------------------------------------------------
BENEFICIAL HOLDER    Gary N. Skoloff                                     11.49%
                     Saul A. Wolfe
                     Skoloff & Wolfe Target Benefit Trust
                     DTD 11-1-95
                     293 Eisenhower Parkway
                     Livingston, NJ 07039-1711
                     A/C # 140216230-9
--------------------------------------------------------------------------------
                     Chase Manhattan Bank TTEE                           7.96%
                     Various Retirement Plans Under PPI
                     Retirement Programs
                     Professional Pensions, Inc.
                     444 Foxon Road
                     East Haven, CT 06513-2019
                     A/C # 140215987-5
--------------------------------------------------------------------------------
                     National Financial Service Corp. for the             6.92%
                     Exclusive Benefit of Our Customers
                     P.O. Box 3908
                     Church Street Station
                     New York, NY 10008-3908
                     A/C # 140117994-0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
NB Cash Reserves     Neuberger & Berman                                  78.74%
Fund                 55 Water Street, 27th Floor
                     Attn: Ron Staib, OPS Control
                     New York, NY 10041-0001
                     A/C # 982009417-4
--------------------------------------------------------------------------------
NB Government        Neuberger & Berman                                  81.70%
Money Fund           55 Water Street, 27th Floor
                     Attn: Ron Staib, OPS Control
                     New York, NY 10041-0001
                     A/C # 982009417-4
--------------------------------------------------------------------------------
NB High Yield Fund   Neuberger & Berman                                  30.20%
                     55 Water Street, 27th Floor
                     Attn: Ron Staib, OPS Control
                     New York, NY 10041-0001
                     A/C # 98302231-2
--------------------------------------------------------------------------------
BENEFICIAL HOLDER    Neuberger & Berman Trust Co. TTEE                    6.45%
                     Neuberger & Berman Employees
                     Profit Sharing Plan UTD 5/20/71
                     Attn: Al Boccardo
                     605 Third Avenue, 36th Floor
                     New York, NY 10158-0180
                     A/C # 140247272-7
--------------------------------------------------------------------------------
                     Neuberger & Berman LLC                               5.08%
                     Bodman Foundation
                     John N Irwin III Pres & Treas
                     C/O Intitutional Equity Dept
                     605 Third Ave 22 Floor
                     New York, NY 10158-2299
                     A/C # 143030908-2
--------------------------------------------------------------------------------
NB Limited Maturity  Charles Schwab & Co. Inc.                           23.58%
Bond Fund            Attn: Mutual Funds
                     125 Broad Street, FL 15
                     New York, NY 10004-2400
                     A/C 140187165-9
--------------------------------------------------------------------------------
                     Nationwide Life Insurance Co.                        9.17%
                     QPVA
                     c/o IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH 43218-2029
                     A/C # 136753000-5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                 NAME AND ADDRESS OF OWNER                        PERCENT OF
                                                                       THE FUND
                                                                        OWNED
--------------------------------------------------------------------------------
BENEFICIAL HOLDER    Neuberger & Berman Trust Co. TTEE                    5.61%
                     Neuberger & Berman Employees
                     Profit Sharing Plan UTD 05/20/71
                     Attn: AL Boccardo
                     605 Third Ave 36th Floor
                     New York, NY 10158-0180
                     A/C # 140247272-7
--------------------------------------------------------------------------------
NB Municipal         Charles Schwab & Co. Inc.                           25.18%
Securities Trust     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122
                     A/C # 140187165-9

--------------------------------------------------------------------------------

      At May 31, 2000, the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the shares of each fund. Certain Trustees and officers of the Trusts are employees and shareholders of NBMI, which will benefit if the Proposal 5, related to the Distribution and Shareholder Services Plan, is approved.

      COPIES OF THE FUNDS' MOST RECENT ANNUAL AND SEMI-ANNUAL REPORTS, INCLUDING FINANCIAL STATEMENTS, HAVE PREVIOUSLY BEEN DELIVERED TO SHAREHOLDERS.
SHAREHOLDERS OF THE NEUBERGER BERMAN EQUITY GROUP OF FUNDS (NEUBERGER BERMAN EQUITY FUNDS, EQUITY TRUST, EQUITY ASSETS OR EQUITY SERIES) MAY REQUEST COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED AUGUST 31, 1999, INCLUDING AUDITED FINANCIAL STATEMENTS, AND THE FUNDS' SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 29, 2000, AT NO CHARGE BY WRITING NBMI AT 605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NEW YORK 10158-0180, OR BY CALLING TOLL FREE 800-877-9700.

      SHAREHOLDERS OF THE NEUBERGER BERMAN INCOME GROUP OF FUNDS (NEUBERGER BERMAN INCOME FUNDS OR INCOME TRUST) MAY REQUEST COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999, INCLUDING AUDITED FINANCIAL STATEMENTS, AND THE FUNDS' SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2000, AT NO CHARGE BY WRITING NBMI AT 605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NEW YORK 10158-0180, OR BY CALLING TOLL FREE 800-877-9700.

                        GENERAL OVERVIEW OF THE PROPOSALS

      The following is a brief overview regarding the matters being presented for your approval at the Meeting:

      PROPOSAL 1 (SHAREHOLDERS OF ALL FUNDS): To elect a Board of Trustees. The Neuberger Berman funds are composed of three fund groups - the equity funds, the income funds, and the insurance funds. Currently, each fund group has its own Board of Trustees, with very limited overlap in membership. The Boards, including all of the independent Trustees, and management believe that considerable efficiencies can be realized by having the same individuals serve on each of the Boards.

      PROPOSAL 2 (SHAREHOLDERS OF ALL FUNDS): To change the fundamental limitation on diversification of investments among different issuers so as to allow the funds to invest to a greater extent in securities issued by other investment companies. This change is intended primarily to allow the funds to take full advantage of a program whereby uninvested cash could be invested in a money market fund managed by NBMI. The Board believes that such combined management would result in greater efficiency, which could produce greater return to investors.

      PROPOSAL 3 (SHAREHOLDERS OF ALL FUNDS): To ratify the selection of the funds' independent auditors or accountants.

      PROPOSAL 4 (SHAREHOLDERS OF EQUITY TRUSTS, EQUITY ASSETS, EQUITY SERIES AND INCOME TRUSTS): To convert each fund from the current two-level master-feeder structure to a single-level multiple-class structure. The investment programs of the funds and the rights of shareholders would be unaffected by this change, except in certain minor respects explained below.

      PROPOSAL 5 (SHAREHOLDERS OF GENESIS TRUST, GUARDIAN TRUST, AND PARTNERS TRUST): To approve a distribution and shareholder services plan whereby each of those funds would be authorized to spend up to 0.10% (one-tenth of one percent) of its average net assets each year to obtain distribution and/or shareholder services. Currently, all expenses of share distribution are paid by NBMI. If the Proposal is approved, the Distribution and Shareholder Services Plan would increase the annual expenses indirectly borne by the shareholders of each Fund by 0.10% of average daily net assets.

      PROPOSAL 6 (SHAREHOLDERS OF CASH RESERVES ONLY): To change Cash Reserves' fundamental restriction on industry concentration to permit concentration in the financial services group of industries.

      PROPOSAL 7 (SHAREHOLDERS OF GOVERNMENT MONEY FUND ONLY): To change Government Money Fund's fundamental policies to:

        o permit the fund to invest in all securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;

        o permit the fund to invest in repurchase agreements in an effort to earn more income;

        o modify the fund's borrowing policy to permit the fund to use reverse repurchase agreements;

        o modify the fund's lending policy to permit the fund to lend portfolio securities.

      PROPOSAL 8 (SHAREHOLDERS OF ALL FUNDS): To vote on such other matters as may properly come before the Meeting. The funds are not currently aware of any such matters.

                  PROPOSAL 1. ELECTION OF TRUSTEES (ALL FUNDS)

      The Boards of Trustees of the funds propose that shareholders elect the individuals named in the table below as members of one Board of Trustees that would serve all of the funds. With this proposal, the separate Boards of the three different fund groups that make up the Neuberger Berman family of mutual funds - the equity funds group, the income funds group, and the insurance funds group - intend to consolidate, so the same individuals would serve on the Boards of all three groups of funds.

      Currently, each of these different groups has its own Board of Trustees (several trustees serve on the boards of more than one group). For seven years, the multiple boards have had separate meetings, but often have reviewed the same or substantially the same policy issues, contractual arrangements and other matters for their respective fund groups. The trustees of each of these Boards have agreed that both the funds and NBMI would enjoy substantial efficiencies if the same individuals served as Trustees of all of the funds in the Neuberger Berman fund family.

      This consolidation was initially proposed by NBMI at a time when several of the Boards were contemplating shareholder meetings to fill Board vacancies created by retirements. The proposal was taken up by the independent trustees of each fund group (i.e., those who do not fall within the definition of "interested person" in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) and discussed at several meetings over a period of months. The Boards explored the potential benefits and drawbacks of the proposal, as well as various alternatives. They noted that consolidating the three boards would reduce the duplication of board materials and reports, which are comprehensive and often lengthy, and would avoid the need for repeated presentations by the same personnel at the different meetings.

      The Independent Trustees also considered that all Boards in the Neuberger Berman fund family were actively seeking additional members, or soon would be, and that consolidation of the Boards would produce a pool of candidates already familiar with (1) the Neuberger Berman fund family, its manager, underwriter, administrator, and methods of operation, (2) the mutual fund business and the comprehensive regulatory regime under which it operates, as well as (3) the special responsibilities that the law assigns to mutual fund trustees. Therefore, each fund will be able to preserve the continuity of its current Board's leadership while benefiting from the added knowledge and experience of the other Neuberger Berman fund trustees. They considered the potential cost savings, the ability of the Boards to act faster and in a more coordinated fashion, and whether the benefits to NBMI would benefit the shareholders. They also considered the potential size of the combined Board, noting that it would be larger than the boards of most other mutual funds. They considered the effect that consolidation might have on the Board's working style and the working relationships among the members of each board, and the potential effect of attrition over the next several years.

      The matter was then taken up by the Nominating Committee of each Board, which is also composed entirely of Independent Trustees. The Nominating Committee considered the qualifications and backgrounds of the candidates, and the expressed desire of certain members of the various Boards to retire.

      Unless you give instructions on the enclosed proxy card to withhold your vote for any candidate, your shares will be voted "FOR" the election of each of the listed nominees. If any or all of the nominees should withdraw or otherwise become unavailable for election, your shares will be voted "FOR" such other nominee or nominees as the Nominating Committee may recommend. Each nominee has indicated his or her willingness to serve if elected. If elected, each nominee will hold office until his or her successor is elected and qualified, or until he or she sooner retires, resigns, dies, or is removed from office as provided in each fund's Trust Instrument.

      If each of the nominees is elected, they will constitute the entire Board of Trustees of each Trust. At May 31, 2000, the trustees and officers of each fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of each series of each fund.

      The following table lists the candidates. Unless otherwise indicated, each candidate has engaged in the principal occupation listed for at least the last five years, although not necessarily in the same capacity. As indicated, each of the nominees (except Mr. Seip) currently serves as a Trustee of one or more funds; of the candidates, all except Ms. Harvey, Mr. Cannon, Mr. Kassen and Mr. Sundman were elected by shareholders in 1993 or 1994.

                           Present Position with the Neuberger
                           Berman Funds; Business Experience During
NAME, AGE, AND ADDRESS(1)  Past Five YEARS; OTHER TRUSTEESHIPS (2)
-------------------------  ---------------------------------

John Cannon (70)
CDC Capital Management     TRUSTEE OF INCOME FUNDS, INCOME TRUST,
450 Sentry Parkway         AND INCOME MANAGERS TRUST (SINCE 1994).
Suite 105                  Chairman and Chief Investment Officer of
P.O. Box 1212              CDC Capital Management (registered
Blue Bell, PA  19422       investment adviser) (1993-present).

Faith Colish (64)          TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
63 Wall Street             EQUITY ASSETS, AND EQUITY MANAGERS TRUST
24th Floor                 (SINCE 1993); EQUITY SERIES (SINCE
New York, NY  10005        1998); AND NEUBERGER BERMAN ADVISERS
                           MANAGEMENT TRUST (SINCE 1989). Attorney
                           at Law, Faith Colish, A Professional
                           Corporation.

Walter G. Ehlers (67)      TRUSTEE OF NEUBERGER BERMAN ADVISERS
6806 Suffolk Place         MANAGEMENT TRUST (SINCE 1989).
Harvey Cedars, NJ 08008    Consultant, Director of the Turner
                           Corporation, A.B. Chance Company and
                           Crescent Jewelry, Inc

                           Present Position with the Neuberger
                           Berman Funds; Business Experience During
NAME, AGE, AND ADDRESS(1)  Past Five YEARS; OTHER TRUSTEESHIPS (2)
-------------------------  ---------------------------------

C. Anne Harvey (62)        TRUSTEE OF NEUBERGER BERMAN ADVISERS
2555 Pennsylvania Avenue,  MANAGEMENT TRUST (SINCE 1998).  Director
N.W.                       of American Association of Retired
Washington, D.C. 20037     Persons ("AARP") Program Services and
                           Administrator of AARP Foundation; The
                           National Rehabilitation Hospital's Board of Advisors; Individual Investors
                           Advisory Committee to the New York Stock
                           Exchange Board of Directors; Steering
                           Committee for the U.S. Securities and
                           Exchange Commission Facts on Saving and
                           Investing Campaign; and American Savings
                           Education Council's Policy Board
                           (ASEC).

Barry Hirsch (67)          TRUSTEE OF INCOME FUNDS, INCOME TRUST
Loews Corporation          AND INCOME MANAGERS TRUST (SINCE 1993).
667 Madison Avenue         Senior Vice President, Secretary, and
7th Floor                  General Counsel of Loews Corporation
New York, NY 10021         (diversified financial corporation).

Michael M. Kassen* (47)    PRESIDENT AND TRUSTEE OF EQUITY FUNDS,
                           EQUITY TRUST, EQUITY ASSETS, EQUITY
                           SERIES AND EQUITY MANAGERS TRUST;
                           PRESIDENT  OF  GLOBAL   MANAGERS   TRUST
                           (SINCE 1999).  Executive Vice President,
                           Chief  Investment  Officer of  Neuberger
                           Berman  LLC;  Chairman  and  Director of
                           NBMI;  Chief   Investment   Officer  and
                           Director of Neuberger Berman Inc.

Robert A. Kavesh (72)      TRUSTEE OF INCOME FUNDS, INCOME TRUST
110 Bleecker Street        AND INCOME MANAGERS TRUST (SINCE 1993).
Apt. 24B                   Professor of Finance and Economics at
New York, NY 10012         Stern School of Business, New York University.

Howard A. Mileaf (63)      TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
WHX Corporation            EQUITY ASSETS, AND EQUITY MANAGERS TRUST
110 East 59th Street       (SINCE 1993); EQUITY SERIES (SINCE
30th Floor                 1998);  GLOBAL MANAGERS TRUST (SINCE
New York, NY  10022        1994); AND NEUBERGER BERMAN ADVISERS
                           MANAGEMENT TRUST (SINCE 1999). Vice
                           President and Special Counsel to WHX
                           Corporation (holding company) since
                           1992; Director of Kevlin Corporation
                           (manufacturer of microwave and other
                           products).

                           Present Position with the Neuberger
                           Berman Funds; Business Experience During
NAME, AGE, AND ADDRESS(1)  Past Five YEARS; OTHER TRUSTEESHIPS (2)
-------------------------  ---------------------------------

Edward I. O'Brien* (71)    TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
12 Woods Lane              EQUITY ASSETS, AND EQUITY MANAGERS TRUST
Scarsdale, NY 10183        (SINCE 1993); AND EQUITY SERIES (SINCE
                           1998).   Private Investment Management;
                           President  of  the  Securities  Industry
                           Association      ("SIA")     (securities
                           industry's  representative in government
                           relations and regulatory  matters at the
                           federal and state  levels)  from 1974 to
                           1992;  Adviser to SIA from November 1992
                           to  November  1993;   Director  of  Legg
                           Mason, Inc.

John T. Patterson, Jr.     TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
(72)                       EQUITY ASSETS AND, EQUITY MANGERS TRUST
7082 Siena Court           (SINCE 1993); GLOBAL MANGERS TRUST
Boca Raton, FL 33433       (SINCE 1994); AND EQUITY SERIES (SINCE
                           1998).   Retired.  Formerly, President
                           of SOBRO (South Bronx Overall Economic
                           Development Corporation).

John P. Rosenthal (67)     TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
Burnham Securities Inc.    EQUITY ASSETS AND EQUITY MANGERS TRUST
Burnham Asset Management   (SINCE 1993); GLOBAL MANAGERS TRUST
Corp.                      (SINCE 1994).  Senior Vice President of
1325 Avenue of the         Burnham Securities Inc. (a registered
Americas                   broker-dealer) since 1991.
26th Floor
New York, NY  10019

William E. Rulon (67)      TRUSTEE OF INCOME FUNDS, INCOME TRUST
2980 Bayside Walk          AND INCOME MANAGERS TRUST (SINCE 1993).
San Diego, CA 92109        Retired. Senior Vice President of
                           Foodmaker, Inc. (operator and franchiser of restaurants) until January 1997;
                           Secretary of Foodmaker, Inc. until July
                           1996.

Cornelius T. Ryan (68)     TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
Oxford Bioscience          EQUITY ASSETS AND EQUITY MANAGERS TRYST
Partners                   (SINCE 1993); AND, EQUITY SERIES (SINCE
315 Post Road West         1998).    General Partner of Oxford
Westport, CT  06880        Partners and Oxford Bioscience Partners
                           (venture capital partnerships) and
                           President of Oxford Venture Corporation;
                           Director of Capital Cash Management
                           Trust (money market fund) and Prime Cash Fund.

Tom Decker Seip            NOMINEE.  General Partner of SEIP Investments
                           (LP) (private investment partnership); of Offroad
                           Capital Inc. and E-Finance Corporation (pre-public
                           Internet Commerce Companies); Trustee of Hambrecht and Quist Fund Trust; Director of AmericaOne;
                           Senior executive of the Charles Schwab Corp. from 1983 to 1999; including Chief Executive Officer of
                           Charles Schwab Investment Management Inc.; Trustee of Schwab Family of Funds and Schwab Investments from 1997 to 1998; Executive Vice President-Retail
                           Brokerage for Charles Schwab Investment Management from 1994 to 1997.

                           Present Position with the Neuberger
                           Berman Funds; Business Experience During
NAME, AGE, AND ADDRESS(1)  Past Five YEARS; OTHER TRUSTEESHIPS (2)
-------------------------  ---------------------------------

Gustave H. Shubert (71)    TRUSTEE OF EQUITY FUNDS, EQUITY TRUST,
13838 Sunset Boulevard     EQUITY ASSETS AND EQUITY MANAGERS TRUST
Pacific Palisades, CA      (SINCE 1993); AND EQUITY SERIES (SINCE
90272                      1998).    Senior Fellow/Corporate
                           Advisor and Advisory Trustee of Rand (a
                           non-profit public interest research
                           institution) since 1989; Honorary Member of the Board of Overseers of the Institute for Civil Justice, the Policy
                           Advisory Committee of the Clinical
                           Scholars Program at the University of
                           California, the American Association for the Advancement of Science, the Counsel on Foreign Relations, and the Institute for Strategic Studies (London); advisor to the Program Evaluation and
                           Methodology Division of the U.S. General
                           Accounting Office; formerly Senior Vice
                           President and Trustee of Rand.

Candace L. Straight (52)   TRUSTEE OF INCOME FUNDS, INCOME TRUST,
518 E. Passaic Avenue      INCOME MANAGERS TRUST (SINCE 1993); AND
Bloomfield, NJ 07003       NEUBERGER BERMAN ADVISERS MANAGEMENT
                           TRUST (SINCE 1999). Private investor
                           and consultant specializing in the
                           insurance industry; Advisory Director of
                           Securities Capital LLC, (a global
                           private equity investment firm dedicated to making investments in the insurance sector); Principal of Head & Company,
                           LLC (limited liability company providing investment banking and consulting services to the insurance industry) until March 1996; Director of Drake
                           Holdings (U.K. motor insurer) until June
                           1996.

                           Present Position with the Neuberger
                           Berman Funds; Business Experience During
NAME, AGE, AND ADDRESS(1)  Past Five YEARS; OTHER TRUSTEESHIPS (2)
-------------------------  ---------------------------------
Peter E. Sundman* (41)     CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE
                           OFFICER, AND TRUSTEE OF EQUITY FUNDS,
                           EQUITY TRUST, EQUITY ASSETS, EQUITY
                           SERIES, EQUITY MANAGERS TRUST AND GLOBAL
                           MANAGERS TRUST; PRESIDENT AND CHIEF
                           EXECUTIVE OFFICER OF INCOME FUNDS,
                           INCOME TRUST AND INCOME MANAGERS TRUST;
                           PRESIDENT AND PRINCIPAL EXECUTIVE
                           OFFICER OF ADVISERS MANAGERS TRUST
                           (SINCE 1999).   Executive Vice President
                           of Neuberger Berman LLC; President and
                           Director of NBMI; and Executive Vice
                           President and Director of Neuberger
                           Berman Inc.

Peter P. Trapp (55)        TRUSTEE OF NEUBERGER BERMAN ADVISERS
Ford Motor Credit Company  MANAGERS TRUST (SINCE 1989).  Regional
1455 Lincoln Parkway       Manager for Atlanta Region, Ford Motor
Atlanta, GA 30346-2209     Credit Company since August, 1997; prior
                           thereto, President, Ford Life Insurance
                           Company, April 1995 until August 1997.

(1) UNLESS OTHERWISE INDICATED, THE BUSINESS ADDRESS OF EACH LISTED PERSON IS 605 THIRD AVENUE, NEW YORK, NEW YORK 10158.

(2) EXCEPT AS OTHERWISE INDICATED, EACH INDIVIDUAL HAS HELD THE POSITIONS SHOWN FOR AT LEAST THE LAST FIVE YEARS.

* INDICATES A TRUSTEE WHO IS AN "INTERESTED PERSON" OF EACH TRUST WITHIN THE MEANING OF THE 1940 ACT. MESSRS. KASSEN AND SUNDMAN ARE INTERESTED PERSONS BY VIRTUE OF THE FACT THAT THEY ARE OFFICERS AND/OR DIRECTORS OF NB MANAGEMENT AND EXECUTIVE VICE PRESIDENTS OF NEUBERGER BERMAN. MR. O'BRIEN IS AN INTERESTED PERSON BY VIRTUE OF THE FACT THAT HE IS A DIRECTOR OF LEGG MASON, INC., A WHOLLY OWNED SUBSIDIARY OF WHICH, FROM TIME TO TIME, SERVES AS A BROKER OR DEALER TO THE PORTFOLIOS AND OTHER FUNDS FOR WHICH NB MANAGEMENT SERVES AS INVESTMENT MANAGER.

      The current Boards of Trustees of the funds are responsible for general oversight of the funds' business and operations. The 1940 Act and SEC rules assign to the Boards or to the Independent Trustees responsibility to consider and decide certain issues, including some in which the funds' interests may not be the same as those of management. The Boards of the funds in the Neuberger Berman family follow certain policies and practices intended to enhance the independence and effectiveness of the Independent Trustees. These include separate meetings of the Independent Trustees with counsel of their own choosing; a Nominating Committee composed entirely of Independent Trustees, which is responsible for identifying, screening, and naming candidates for the Board and Board committees and administering the Board's retirement policy; an

Audit Committee composed entirely of Independent Trustees, which operates under a written charter and meets with each fund's independent auditors outside the presence of management; and a policy that compensation for serving as Independent Trustee must be set by the Independent Trustees. The Boards of Trustees of Equity Funds, Equity Trust, Equity Assets each met 6 times and Equity Series met 4 times during the fiscal year ended August 31, 1999. The Boards of Trustees of Income Funds and Income Trust each met 4 times during the fiscal year ended October 31, 1999. All of the Trustees of each fund attended 75% or more of the board meetings during each fund's last fiscal year.

      The following Trustees currently serve on the Audit Committee of the Boards of Trustees of Equity Funds, Equity Trust, Equity Assets and Equity
Series: Howard A. Mileaf (Chairman), Cornelius T. Ryan, and Gustave H. Shubert. The following Trustees currently serve on the Audit Committee of the Boards of Trustees of Income Funds and Income Trust: William E. Rulon (Chairman), John Cannon and Barry Hirsch. The principal duties of the Audit Committees are: (a) to review the financial and accounting policies of the funds, including internal accounting control procedures, and to review reports prepared by the funds' independent auditors, including reports on the funds' financial statements; (b) to evaluate the independence of the independent auditors and to recommend whether to retain such independent auditors for the next fiscal year; (c) to review and recommend approval or disapproval of audit and non-audit services and the fees charged for such services; and (d) to report to the Board and make such recommendations as it deems necessary. The Audit Committee of Equity Funds, Equity Trust, Equity Assets and Equity Series met one time during the fiscal year ended August 31, 1999. Each member of the Audit Committee attended that meeting. The Audit Committee of Income Funds and Income Trust met one time during the fiscal year ended October 31, 1999. Each member of the Audit Committee attended that meeting.

      The following Trustees currently serve on the Nominating Committee of the Boards of Trustees of Equity Funds, Equity Trust, Equity Assets and Equity
Series: Cornelius T. Ryan (Chairman), John T. Patterson, Jr., and John P. Rosenthal. The following Trustees currently serve on the Nominating Committee of the Boards of Trustees of Income Funds and Income Trust: Candance L: Straight (Chairman) and Barry Hirsch. The Nominating Committees search for and interview trustee candidates for recommendation to the Boards. The Nominating Committee of Equity Funds, Equity Trust, Equity Assets and Equity Series met one time during the fiscal year ended August 31, 1999. Each member of the Nominating Committee attended that meeting. The Nominating Committee of Income Funds and Income Trust met one time during the fiscal year ended October 31, 1999. Each member of the Nominating Committee attended that meeting. The Fund pays the Independent Trustees $32,000 annually and up to $3,750 for each Board meeting and $750 for each separate meeting of a Board committee. Trustees of the Trust who are "interested persons" as defined in the 1940 Act receive no compensation from the Trust. Trustees are reimbursed for any expenses incurred in attending meetings. The Nominating Committees also administer the funds' retirement policy. The retirement policy with respect to the Equity Trustees is determined on a case-by-case basis. Each Income Trustee will be subject to retirement at the end of the year in which he or she becomes 75 years old. The following table sets forth information concerning the compensation of the Trustees of the funds. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED AUGUST 31, 1999
                     NEUBERGER BERMAN EQUITY GROUP OF FUNDS

                           Aggregate        Aggregate        Aggregate         Aggregate
                         Compensation     Compensation     Compensation      Compensation       Total Compensation from
NAME AND POSITION       from Neuberger   from Neuberger   from Neuberger    from Neuberger    Investment Companies in the
-----------------          Berman           Berman           Berman            Berman           Neuberger Berman Fund
                         Equity Funds      Equity Assets    Equity Series     Equity Trust     Complex Paid to Trustees**
                         ------------      ------------     ------------      ------------     --------------------------

Faith Colish              $18,571             $276              $31             $6,354                  $83,500
Trustee

Stanley Egener*             $0                 $0               $0               $0                       $0
Chairman of the
Board, Chief
Executive
Officer, and
Trustee

Howard A. Mileaf          $19,402             $283              $31             $6,641                  $56,250
Trustee

Edward I.                 $20,038             $296              $31             $6,868                  $53,750
O'Brien Trustee

John T.                   $20,310             $301              $31             $6,966                  $58,500
Patterson, Jr.
Trustee

John P.                   $19,398             $286              $31             $6,643                  $56,250
Rosenthal
Trustee

Cornelius T.              $16,740             $255              $31             $5,707                  $44,750
Ryan
Trustee

Gustave H.                $19,220             $281              $31             $6,576                  $51,500
Shubert
Trustee

Lawrence                     $0                $0               $0                $0                      $0
Zicklin*
President and
Trustee

*Retired, October 27, 1999

**No fund within the complex has a bonus, pension, profit sharing or retirement plan.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED OCTOBER 31, 1999
                     NEUBERGER BERMAN INCOME GROUP OF FUNDS

Name and Position           Aggregate            Aggregate                     Total Compensation from Trusts
WITH THE TRUST           Compensation from    Compensation from                 in the Neuberger Berman Fund
WITH THE TRUST           Income Funds           Income Trust                      Complex Paid to Trustees
------------------       ------------           ------------                      ------------------------

John Cannon                $24,579                  $671                                  $52,000
Trustee                                                                          (1 other investment company)

Stanley Egener*              $0                      $0                                     $0
Chairman of the                                                                  (9 other investment companies)
Board, Chief
Executive Officer,
and Trustee

Theodore P. Giuliano          $0                     $0                                          $0
President and Trustee                                                            (1 other investment company)

Barry Hirsch               $23,978                  $647                                  $49,250
Trustee                                                                          (1 other investment company)

Robert A. Kavesh           $24,215                  $660                                  $51,250
Trustee                                                                          (1 other investment company)

William E. Rulon           $23,244                  $631                                  $47,750
Trustee
                                                                                 (1 other investment company)

Candace L. Straight        $23,978                  $647                                  $51,500
Trustee                                                                          (1 other investment company)

*     Retired, December 16, 1999.

REQUIRED VOTE

      The election of each Trustee requires approval by a plurality of the votes cast at the Meeting on the matter.

      THE BOARDS OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" EACH NOMINEE IN PROPOSAL 1.

      If the Reorganization is not approved, or is approved but not implemented (see Proposal 4), so that the funds continue in a two-level master-feeder structure, a vote for a Trustee candidate will be considered authorization for your Trust to vote for that same candidate as a member of the Board of Trustees of the master fund.

      PROPOSAL 2. MODIFICATION OF FUNDAMENTAL RESTRICTION ON
               PORTFOLIO DIVERSIFICATION (ALL FUNDS)

      The Boards of Trustees of the funds have approved a change to the fundamental investment limitations of each fund regarding diversification. The

Boards and NB Management believe that the proposed change will provide the funds with greater flexibility to respond to certain present and future investment opportunities. As discussed below, these fundamental restrictions, in their current form, impede the funds' use of certain portfolio management techniques that are now used by other mutual funds. Because the policies in question are fundamental, the changes require shareholder approval before they can be implemented.

      The existing fundamental restriction on issuer diversification would be changed by adding the underlined portion:

            DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, OR SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      The 1940 Act requires all mutual funds to state whether they are "diversified" or "non-diversified." Each of the Neuberger Berman funds is a diversified fund and, accordingly, must restrict the percentage of its assets that can be invested in any one issuer. Diversified funds are generally safer, because the risk is spread over a larger number of issuers.

      The 1940 Act permits a fund, in counting the percentage of its assets invested in various issuers for diversity purposes, to disregard investments in U.S. Government securities or securities issued by other investment companies. The current diversification policies of the funds do not take full advantage of this provision. Specifically, they do not reflect the exception for investments in securities of other investment companies.

      The proposed modification would add the exemption for investments in securities of other investment companies. Among other things, this would allow the funds' greater flexibility in managing uninvested cash. The funds have [requested/received] permission from the SEC to invest their uninvested cash in the Neuberger Berman Institutional Cash Trust, a registered money market fund, as a means of obtaining more efficient and effective management of the funds' uninvested cash. The proposed change would provide the funds with greater flexibility to use this investment technique [should the SEC grant the funds' request].1

REQUIRED VOTE

      Approval of the change contemplated by Proposal 2 with respect to a fund requires the affirmative vote of a "majority of the outstanding voting

--------
1 Section 12(d)(1) of the 1940 Act contains other limitations on the extent to which one investment company can invest in another. Specifically, one fund cannot purchase more than 3% of the outstanding voting securities of another fund, may not invest more than 5% of its total assets in the other fund, and may not invest more than 10% of its total assets in the securities of all investment companies combined. Through their exemptive application to permit joint cash management, the Funds have [asked for/received] relief from these limits.

securities" of that fund, which for this purpose means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at the Meeting if more than 50% of the outstanding shares of the fund are represented at the Meeting in person or by proxy.

      If Proposal 4 for conversion to a multi-class system is not approved, but the change to the diversification policy presented in this Proposal 2 is approved, such approval would be deemed a change of policy for the respective feeder fund, plus authority for that fund to cast its vote in favor of an identical change to the policies of the master fund in which it invests.

      If the change contemplated by Proposal 2 is not approved by shareholders of a fund, the existing fundamental restriction of the fund will continue in effect for that fund as long as it remains a separate fund; but disapproval of Proposal 2 by the shareholders of one fund will not affect approvals of Proposal 2 by shareholders of any other fund.

      THE BOARD OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT YOU APPROVE THE MODIFICATION OF THE FUNDAMENTAL RESTRICTION ON PORTFOLIO DIVERSIFICATION IN PROPOSAL 2.

          PROPOSAL 3. SELECTION OF INDEPENDENT AUDITORS OR ACCOUNTANTS
                                     (ALL FUNDS)

      The Boards of Trustees of the funds and the master funds in which they invest, including all of the Independent Trustees, have selected Ernst & Young LLP to continue to serve as the independent auditors of each of the funds and their corresponding master funds, except the Neuberger Berman Manhattan funds, the Millennium funds, the Regency funds, the Socially Responsive funds and Neuberger Berman International Portfolio (the Master Fund). Ernst & Young LLP has no direct financial interest or material indirect financial interest in these funds. The Board of Trustees has selected Ernst & Young as the independent auditor of Global Manager Trust and Neuberger Berman International Portfolio. Ernst & Young has no direct financial interest or material in direct financial interest in these funds. The Boards of Trustees of the funds and the master funds in which they invest, including all of the Independent Trustees, have
selected   PricewaterhouseCoopers  LLP  to  continue  to  serve  as  independent accountants of the Neuberger Berman Century funds, Manhattan funds, the Millennium funds, the Regency funds, the Socially Responsive funds and the Neuberger Berman Technology funds. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in these funds. Representatives of Ernst & Young LLP and PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their attention.

      The independent auditors and accountants examine annual financial statements for each fund and provide other audit and tax-related services. In recommending the selection of Ernst & Young LLP and PricewaterhouseCoopers LLP, the Boards reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the auditors' or accountants' independence.

      As described under Proposal 4, if the shareholders of the funds approve the Agreement and Plan of Reorganization, they will become holders of shares of the Trust Class, Assets Class or Fund Class of Equity Funds or Income
Funds (Genesis Institutional will have a separate, fourth class). The boards of trustees of Equity Funds and Income Funds have also recommended the selection of Ernst & Young LLP and PricewaterhouseCoopers LLP as independent auditors and accountants of those series of Equity Funds and Income Funds corresponding to the funds mentioned above. Therefore, immediately after the Reorganization, the same independent auditors or accountants will serve your fund (in which you will hold shares in the Trust Class, Assets Class or Fund Class, or for Genesis Institutional, Institutional Class) that served the fund in which you held shares prior to the Reorganization.

REQUIRED VOTE

      Approval of Proposal 3 requires the affirmative vote of a majority of the shares present and voting at the Meeting.

      If Proposal 4 for conversion to a multi-class system is not approved, but Proposal 3 is approved, such approval would be considered as a ratification of the auditors and/or accountants mentioned above with respect to the funds and their corresponding master funds.

      THE BOARDS OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND THAT YOU VOTE TO RATIFY THEIR SELECTION OF THE FUNDS' INDEPENDENT AUDITORS/ACCOUNTANTS.

                    PROPOSAL 4. APPROVAL OF THE PROPOSED REORGANIZATION

      At the Meeting, shareholders of Neuberger Berman Equity Trust, Neuberger Berman Equity Assets, Neuberger Berman Equity Series, and Neuberger Berman Income Trusts will be asked to approve the proposed Reorganization. Because Neuberger Berman Equity Funds and Income Funds will survive the proposed Reorganization, Equity Funds and Income Funds shareholders are not being asked to vote.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

      The reorganization is being proposed because the Boards and NBMI each believe that eliminating the master-feeder structure and reorganizing into a multi-class structure would simplify the operations of the funds and, consequently, may result in some reduction in each fund's operating expenses. For example, the number of tax filings filed annually by the equity master and feeder funds would be reduced from [40] to [11], and separate audits of the master funds would no longer be necessary. Over time, the funds may benefit from the fewer number of required filings with the Securities and Exchange Commission (the "SEC") and other legal and administrative cost savings.

      In addition, NBMI, which serves as each fund's principal underwriter, has advised the Boards that investors are more familiar with the more common multiple class structure than they are with the master-feeder structure. Accordingly, the Reorganization should make it easier to market the funds. While NBMI would be one beneficiary of such a development, fund shareholders would also benefit, because increased assets typically result in economies that produce a lower expense ratio for all investors.

      The Boards have determined that it would be in the best interests of each fund and its shareholders to operate each fund in the single level, multi-class structure that has become increasingly favored by the mutual fund industry.

DESCRIPTION OF THE REORGANIZATION PLAN

      The terms and conditions under which the Reorganization would be completed are set forth in the Reorganization Plan. The following is a summary of the Reorganization Plan and is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A. The Reorganization Plan provides for the completion of the Reorganization in several steps:

       First, each of Neuberger Berman Equity Trust, Equity Assets and Equity Series will transfer its assets (which consist primarily of its interest in the underlying master fund) and liabilities to the corresponding series of Equity Funds, in exchange for shares of the Trust Class, Asset Class, or Institutional Class of that series identical in number and value to the fund shares held by investors.

       Neuberger Berman Income Trust will transfer its assets (which consist primarily of its interest in the underlying master fund) and its liabilities to the corresponding series of Income Funds, in exchange for shares of the Trust Class of that series identical in number and value to the fund shares held by investors.

       Second, each fund will distribute the Trust Class, Asset Class or Institutional Class shares it receives to its shareholders, and will dissolve. For example, if you own shares of Neuberger Berman Guardian Trust, you would receive in exchange an equal amount of Trust Class shares of Neuberger Berman Guardian Fund, which is the corresponding series of Equity Funds. If you own shares of Neuberger Berman Limited Maturity Bond Trust, you would receive in exchange an equal amount of Trust Class shares of Neuberger Berman Limited Maturity Bond Fund, which is the corresponding series of Income Funds.

       Third, each series of Equity Funds and Income Funds will withdraw its investment in its corresponding master fund. Each master fund will dissolve and distribute its assets in kind (i.e., in the form of stocks, bonds, and other investments held by the master fund, as well as any cash) to each corresponding series of Equity Funds and Income Funds.

       Finally, NBMI will enter into investment management agreements with Equity Funds and Income Funds with provisions identical in all material respects to those of its current investment management agreements with the master fund. (If your Fund currently has or approves a Distribution and Shareholder Servicing Plan, your class of shares will also have such a plan identical in every material respect.)

      The completion of the Reorganization is subject to various conditions, including approval of this Proposal, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of legal opinions regarding the federal tax consequences of the Reorganization, and other customary corporate and securities matters. The Boards of Trustees may waive any conditions if, in their judgment, such waiver will not have a material adverse effect on shareholders' interest. The Reorganization Plan may be terminated for one or more funds at any time prior to closing if the Board of Trustees of either that fund or the surviving fund determines in good faith that the Reorganization is not in the best interests of the shareholders.

FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION

      It is a condition to the consummation of the transactions described in the Reorganization Plan, that each fund, including Equity Funds and Income Funds, must have obtained an opinion of Kirkpatrick & Lockhart LLP, legal counsel to the funds, to the effect that the Reorganization will constitute a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no gain or loss will be recognized by any fund or its shareholders.

SUMMARY: COMPARISON OF THE FUNDS AND THE SERIES OF EQUITY FUNDS AND INCOME FUNDS

      Equity Funds and Income Funds were organized in December 1992 as business trusts under the laws of the State of Delaware. Equity Funds is comprised of eleven diversified series, and Income Funds is comprised of six diversified series (the "Portfolios") that have identical investment programs to the funds that are reorganizing. Unlike the funds, however, the Portfolios of Equity Funds have three classes of shares: Trust Class, Assets Class and Fund Class. (some of the Portfolios will have only Trust and Fund Class shares. Genesis Portfolio has a fourth class, Institutional Class, because there are four Genesis feeder funds.) The Portfolios of Income Funds have two classes of shares: Trust Class and Fund Class (only the Institutional Cash series and Limited Maturity Bond series have both Trust and Fund Classes). If the Reorganization is completed, shareholders of each fund will become holders of Trust Class, Assets Class, Fund Class or Institutional Class shares of the Portfolio that has the same investment program as that fund. The net asset value of the shares in a Portfolio class held by a shareholder immediately after the Reorganization will be the same as the net asset value of the shares of the corresponding fund held by the shareholder immediately prior to the Reorganization.

      A brief comparison of the funds with the new Portfolios is set forth below:

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
------------------------------------------------

      The investment objectives, policies and restrictions under which the assets of the funds presently are managed will not be affected by the proposed Reorganization except that (1) rather than investing all of its net investable assets in a corresponding master fund, each fund will seek to achieve the same investment objectives by engaging NBMI as its investment adviser to directly manage its assets; and (2) if approved by the shareholders of the corresponding series of Equity Funds and Income Funds, the series will have a slightly more flexible diversification policy, as described in Proposal 3, below. The investment objectives, policies and restrictions of the Portfolios will otherwise be the same as those in effect for the funds and the master funds immediately prior to the Reorganization.

INVESTMENT MANAGER
------------------

      NBMI currently manages the assets of each fund indirectly, by virtue of the fact that it manages the assets of the corresponding master fund in which the fund invests. Since the funds currently invest their assets only through the corresponding master funds, they do not engage NBMI or any other investment manager directly. Upon completion of the Reorganization, Equity Funds and Income Funds will enter into new investment advisory agreements with NBMI on behalf of each Portfolio, on terms and conditions substantially identical to the terms and conditions of the current investment management agreement between NBMI and the master funds. Neuberger Berman, LLC ("Neuberger Berman"), an affiliate of NBMI registered as an investment adviser and broker-dealer, also provides services to each master fund pursuant to a sub-advisory agreement between NBMI and Neuberger Berman. It would provide such services to each Portfolio of Equity Funds and Income Funds following the Reorganization.

      In each case, it is anticipated that the same individuals would provide these services, and each series of Equity Funds and Income Funds would pay fees at the same rate provided for in the current agreements. Accordingly, there will be no shareholder vote on the new agreement.

      In summary, NBMI and Neuberger Berman currently manage the assets of the funds indirectly, by virtue of the funds' investment in the master funds. After the Reorganization, NBMI and Neuberger Berman will manage the assets of each Portfolio directly, according to the same investment program that they employed for the master funds.

ADMINISTRATIVE SERVICES
-----------------------

      NBMI serves as administrator of each fund, pursuant to an administration agreement with each fund, and is responsible for performing all administrative services required for the daily business operations of the funds. Each of Equity Trust, Equity Assets, Equity Series and Income Trust has an administration agreement with NBMI on behalf of its series. After the Reorganization, the administration agreements with the funds will be terminated and Equity Funds and Income Funds will enter into new administration agreements on behalf of their series. The new agreement will incorporate the multi-class structure of the series, but will otherwise be on terms and conditions substantially identical to those applicable to the funds immediately prior to the Reorganization.

DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------

      NBMI serves as the principal underwriter for the funds pursuant to distribution agreements with the funds. State Street Bank and Trust Company serves as the transfer agent and custodian for the funds pursuant to transfer agency and custodian agreements with the funds. After the Reorganization, those agreements with the funds will be terminated and Equity Funds and Income Funds will enter into new distribution, transfer agency and custodian agreements on behalf of the Portfolios. The new agreements will incorporate the multi-class structure of the Portfolios, but will otherwise be on terms and conditions substantially identical to those applicable to the funds immediately prior to the Reorganization.

PRO FORMA EXPENSES
------------------

      Calculations performed by NBMI indicate that with respect to all but two of the funds, the total annual operating expenses as a percentage of average net assets for the most recent fiscal year would have decreased by no more than one basis point if the Reorganization had taken place at that time. As to the remaining two funds, expenses would have decreased by no more than three basis points. In addition, the current expense limitations imposed by NBMI would not be changed by the Reorganization. Accordingly, pro forma expense information has not been included for the various classes.

PRO FORMA CAPITALIZATION
------------------------

      Pro forma capitalization information has not been included for the various classes, as it would not change from the current information for the funds.

PURCHASES AND REDEMPTIONS
-------------------------

      As explained above, in the Reorganization, shareholders of the funds will receive shares of classes of the new Portfolios. After the Reorganization, shareholders of the funds will be able to purchase and redeem shares in the Portfolios in substantially the same manner and subject to substantially the same conditions as shares in the funds are presently purchased and redeemed. This information is set forth in each fund's current prospectus and statement of additional information.

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

      After the Reorganization, the Portfolios will declare and pay dividends and calculate and make distributions of net capital gains, if any, in a manner identical to that of the funds and set forth in the funds' current prospectuses and statements of additional information.

      Like the funds, each of Equity Funds and Income Funds has elected to qualify its respective Portfolios as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and intends that each Portfolio will remain so qualified. After the Reorganization, each Portfolio will be entitled to the same benefits and subject to the same tax regulations as the funds immediately prior to the Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE
------------------------------------

      NBMI will execute the portfolio transactions and allocate the brokerage business of the Portfolios of Equity Funds and Income Funds subject to the policies established by the Boards of Trustees of Equity Funds and Income Funds, which are substantially identical to those in effect with respect to the master funds immediately prior to the Reorganization.

SHAREHOLDERS' RIGHTS
--------------------

      The rights of shareholders of the Portfolios will be identical in all material respects to those of shareholders of the funds, with a few exceptions. As was the case before the Reorganization, shareholders of the Portfolios will vote on a per Portfolio basis on those matters that affect only particular Portfolios. In addition, on those matters affecting only a particular class, only shareholders of that class will vote. On all other matters, shareholders of Equity Funds will vote in the aggregate, and shareholders of Income Funds will likewise vote in the aggregate. Because the Reorganization will increase the size of the Portfolios, the voting power of individual shareholders will be diluted with respect to matters on which shareholders of Equity Funds and Income Funds vote in the aggregate or vote on a per series basis rather than on an individual class basis. However, the same "dilution" could occur through growth in the size of your fund, which would bring in additional shareholders. Furthermore, matters currently requiring a vote of master fund investors, such as approval of changes in advisory fees, already require that each feeder fund solicit the votes of its shareholders.

RISK FACTORS
------------

      The Portfolios will have investment objectives, policies and restrictions that are identical to those of the funds and the corresponding master funds, except that (1) the Portfolios will invest their assets directly rather than through the master funds, (2) the shareholders of Equity Funds and Income Funds are currently being asked to approve a change in fundamental investment policies regarding diversification identical to that contained in Proposal 2 of this Combined Proxy Statement and Prospectus, and (3) Cash Reserves and Government Money Fund will have changed their investment policies as described in Proposals 6 and 7. In addition, the Portfolios will be administered in every material respect in a substantially identical manner to the funds. Consequently, the risks associated with investing in the Portfolios will be virtually identical to those associated with investing in the funds.

FURTHER INFORMATION ABOUT THE PORTFOLIOS AND THE FUNDS
------------------------------------------------------

      Further information about the funds is contained in their current prospectuses and statements of additional information, which are incorporated into this Combined Proxy Statement and Prospectus by reference. A copy of Equity Funds' prospectus and Income Funds' prospectus accompanies this document. Each of Equity Trust, Equity Assets and Equity Series will also provide its most recent annual report to shareholders with respect to the funds for the fiscal year ended August 31, 1999, and its semiannual report to shareholders for the six months ended February 29, 2000, upon request. Income Trust will also provide its most recent annual report to shareholders for the fiscal year ended October 31, 1999, and its semiannual report to shareholders for the six months ended April 30, 2000, upon request. These documents are available without charge by writing the Neuberger Berman Funds at 605 Third Avenue, 2nd Floor, New York, New York 10158-0180, or calling at 800-877-9700.

      The funds are subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and are required by those Acts to file reports, proxy statements and other information with the SEC. Such reports, proxy statements and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. They may also be viewed on the Internet at [WWW.SEC.GOV]. Copies of such materials can be obtained at prescribed rates from the Public

Reference Branch, Office of Consumer Affairs and Information Services of the SEC, Washington D.C. 20549.

APPROVAL OF THE BOARD OF TRUSTEES

      At a Board meeting held on June 6, 2000, the Boards of Trustees of Equity Funds, Equity Trust, Equity Assets, Equity Series, Income Funds and Income Trust approved the Reorganization Plan and determined that the proposed Reorganization was in the best interests of the shareholders of each series of the funds and will not result in dilution of the financial interests of the shareholders of any series of the funds. After considering the relevant factors, the Boards of Trustees of the funds, including the Trustees who are not "interested persons" of the funds, as that term is defined in the 1940 Act (the "Independent Trustees"), voted to approve and voted to recommend that shareholders of each fund approve the Reorganization Plan. In making this determination, the Boards considered the following factors, among others:

       1. the potential cash savings that may be achieved by reorganizing the master-feeder structure into a single, multi-class structure through the elimination of duplicate expenses;

       2. the expected administrative benefits resulting from the simplified structure;

       3. the proposal from NBMI to manage each fund's assets for the same investment management fee currently charged to the fund;

       4.   the tax-free nature of the reorganization;

       5. the potential for greater investor interest in funds organized in the more common and familiar multi-class structure;

       6. the greater likelihood of asset growth that potentially may result from a more familiar structure and the greater economies of scale that can be achieved from such asset growth, including without limitation lower management fees that can be reached at certain asset level breakpoints;

       7.   the terms and conditions of the Reorganization Plan; and

       8.   alternative options to the Reorganization.

      In considering the Reorganization Plan and proposed Reorganization, the Boards determined that the multi-class structure would eliminate the cost and complexity of maintaining the master-feeder structure. There are certain duplicate expenses associated with maintaining the master-feeder structure, which requires maintaining separate investment companies for the master fund and for each feeder fund. Among others, these include the legal and administrative costs of maintaining separate SEC registrations for the master fund and each feeder fund, and of producing separate reports to the SEC and to shareholders for each feeder fund and each master fund on a semi-annual basis, state qualification fees associated with these separate entities, franchise fees, separate audit fees, and the other legal and administrative costs of maintaining the separate entities.

      The Boards believe that the Reorganization may result in lower expense ratios for the funds. This lower expense ratio has the potential to attract new investors and thus increase the opportunity for further asset growth. This potential asset growth may enable fund shareholders to obtain economies of scale by spreading certain expenses over a larger asset base, and may assist a fund in reaching its asset breakpoint in the rate of the investment management fee payable to NBMI. There can be no assurance, however, that such asset growth, economies of scale and lower expense ratios will be realized.

      The  Boards  also  believe  that  the   Reorganization   may  improve  the
marketability  of  the  funds,  because  investors  apparently   understand  the
multi-class structure better than they do the master-feeder structure. The Boards considered that any improved marketability would benefit both NBMI (by virtue of certain fees determined as a percentage of net assets) and existing shareholders (by virtue of economies of scale).

REORGANIZATION EXPENSES

      Each entity participating in the Reorganization (i.e., Equity Funds, Equity Trust, Equity Assets, Equity Series, Income Funds, Income Trust and each of their series) will bear its own expenses. The expenses borne by each Trust will be allocated among its series on the basis of their relative net assets.

THE BOARDS OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND THAT YOU APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION IN PROPOSAL 4.

VOTE REQUIRED

      Approval of the Reorganization Plan with respect to a fund requires the affirmative vote of either (1) a majority of the outstanding shares of that fund, or (2) at least 67 percent of the shares present in person or by proxy at a meeting at which more than 50% of the shares are present.

      If shareholders approve the Reorganization Plan with respect to a fund, it is currently intended that the Reorganization of the Equity funds will take place at the close of business on or about December __, 2000, and the Reorganization of the Income Funds will take place at the close of business on or about January __, 2001. On or about the date for your fund, you will receive a prospectus for Equity Funds and/or Income Funds, containing information about the relevant class of shares.

      If the shareholders of one or more funds do not approve the Reorganization Plan, or the Reorganization is not completed for any other reason, then the Board of Trustees of the relevant fund will determine what additional steps may be appropriate. The Trust Instrument governing the funds permits the Board to reorganize a fund into a series of another investment company if the Board determines that continued operation of that series is no longer viable. If some funds vote to reorganize and others do not, the Board may determine, based on the facts as they then exist, that the remaining funds are no longer viable as separate entities.

                  PROPOSAL 5. APPROVAL OF THE DISTRIBUTION AND
                            SHAREHOLDER SERVICES PLAN
          (NEUBERGER BERMAN GENESIS, GUARDIAN AND PARTNERS TRUST ONLY)

      The Board of Trustees of Neuberger Berman Equity Trust has approved, and unanimously recommends that the shareholders of Neuberger Berman Genesis Trust, Neuberger Berman Guardian Trust and Neuberger Berman Partners Trust approve, the Distribution and Shareholder Services Plan. The Trustees of Equity Trust, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940 ("1940 Act")) and who do not have any direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), approved the Distribution and Shareholder Services Plan with respect to each fund's shares at a meeting held on April 28, 1999, and determined at their meeting of June 6, 2000, to resubmit the Plan to shareholders.

      The Distribution and Shareholder Services Plan provides for the payment of compensation for shareholder servicing activities, including but not limited to:
(a) responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and (b) dealing with communications and correspondence of shareholders; including compensation to organizations and employees who service shareholder accounts, and expenses of such organizations, including overhead, telephone, and other communication expenses. (See Section 3.B. of the proposed Plan).

      The Distribution and Shareholder Services Plan also permits payment of compensation for distribution-related activities, including but not limited to compensation for (a) the distribution of shares; (b) overhead, telephone, and communication expenses; (c) the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and
(d) the preparation and distribution of sales literature and advertising materials. (See Section 3.A. of the proposed Plan)

      Assuming approval of the Distribution and Shareholder Services Plan by Genesis Trust, Guardian Trust and Partners Trust, each fund would pay a new fee at an annual rate of 0.10% of its average daily net assets to NBMI. NBMI expects to pay most or all of this fee to pension administrators, broker-dealers and other financial institutions that make fund shares available to investors and/or provide services to the funds and their shareholders.

      The funds would not be obligated under the Distribution and Shareholder Services Plan to compensate NBMI for expenses incurred in excess of the authorized distribution fee, even if the expenses incurred by it for servicing or distributing the funds' shares exceed the fee payable under the Plan. The fee paid to a financial institution may be based on the level of services it provides. If NBMI does not have to pay the entire amount to institutions, the remaining portion would represent compensation to NBMI for new or existing distribution and shareholder servicing expenses.

      The Distribution and Shareholder Services Plan provides that a report of the amounts expended under it, and the purposes for which such expenditures were incurred, must be made to the Trust's Board of Trustees for review at least quarterly. In addition, the Plan provides that it may not be amended to materially increase the costs that a fund may bear pursuant to it without approval of the fund's shareholders. Other material amendments to the Plan must be approved by the vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Shareholder Services Plan is terminable with respect to a fund at any time by vote of a majority of the Independent Trustees or by vote of the holders of a majority of the outstanding shares of the fund. The Distribution and Shareholder Services Plan would be adopted pursuant to Rule 12b-1 under the 1940 Act. In accordance with this Rule, the selection and nomination of the Trustees who are not interested persons of Equity Trust is committed to the discretion of the then current Trustees who are not interested persons of Equity Trust. (All of the Neuberger Berman Funds follow this nominating policy already.)

      A comparison of the current expense ratio and the proposed expense ratio (after giving effect to the Distribution and Shareholder Services Plan) with respect to each fund is shown in the tables under "Impact of the Proposal" below.

      This description of the Distribution and Shareholder Services Plan is qualified in its entirety by reference to the Plan itself, a form of which is attached as Appendix B to this proxy statement. If approved by shareholders, the Distribution and Shareholder Services Plan will become effective in December 2000 and will remain in effect for one year thereafter, subject to continuation by the Board of Trustees.

      IMPACT OF THE PROPOSAL. If the Proposal is approved, each fund would incur distribution fees at an annual rate of 0.10% of average daily net assets, in addition to the fees and expenses currently applicable. Under its existing administration and shareholder services agreement with NBMI, each fund currently pays a fee at an annual rate of 0.40% of average daily net assets. Of this amount, NBMI pays at least 0.25% to pension administrators, broker-dealers and other financial institutions that provide services to the funds and their shareholders, and retains the rest for administration and accounting services provided by NBMI. The following tables compare the management fees, distribution fees, other expenses, and total fund operating expenses that shareholders of each fund would bear under the existing structure with the fees and expenses each shareholder would bear if they approve the Distribution and Shareholder Services Plan.

      Each fund currently has an arrangement whereby NBMI reimburses certain of the fund's expenses so that the fund's total annual operating expenses are not more than 0.10% above those of a certain other Neuberger Berman fund that invests in the same portfolio of securities ("Sister Fund"). If the Distribution and Shareholder Services Plan is adopted, each fund's total annual operating expenses will be limited to no more than 0.20% above those of its Sister Fund. These expense limitation arrangements can be terminated upon 60 days notice to a fund.

      If shareholders approve both the Plan of Reorganization (Proposal 4) and the implementation of the Distribution and Shareholder Services Plan, then shareholders of each fund will be holders of the Trust Class shares that are subject to the Distribution and Shareholder Services Plan. For example, if

Genesis Trust shareholders approve both Proposals, they will become holders of Trust Class shares of Neuberger Berman Genesis Fund that are subject to the Distribution and Shareholder Services Plan. If the funds do not approve Proposal 4, then each fund will continue to operate with a master-feeder structure (so long as it is viable), and each fund that has approved the Distribution and Services Plan will be subject to it.

                                      NEUBERGER BERMAN GENESIS TRUST

CURRENT                                              PROPOSED
-------
FEE TABLE                                            FEE TABLE

Shareholder fees                          None       Shareholder fees                           None
Annual operating expenses (% of average              Annual operating expenses (% of average
net assets)*                                         net assets)*

These are deducted from fund assets,                 These are deducted from fund assets,
so you pay them indirectly.                          so you pay them indirectly.
      Management fees                     1.12             Management fees                      1.12
Plus: Distribution (12b-1) fees           None       PLUS: DISTRIBUTION (12B-1) FEES
                                                                                                0.10
      Other expenses                      0.11             Other expenses                       0.11
                                        ---------                                            -------
Equals: Total annual operating expenses   1.23       EQUALS: TOTAL ANNUAL OPERATING             1.33
                                                     EXPENSES
*  Neuberger   Berman   Management    reimburses     *  Neuberger Berman Management  reimburses
   certain  expenses  of the  fund so  that  its        certain  expenses  of the  fund so that
   total annual operating  expenses are not more        its  total  annual  operating  expenses
   than 0.10% above  those of another  Neuberger        are not more than 0.20%  above those of
   Berman   fund  that   invests   in  the  same        another   Neuberger  Berman  fund  that
   portfolio  of  securities.  This  arrangement        invests  in  the  same   portfolio   of
   does not  cover  interest,  taxes,  brokerage        securities.  This  arrangement does not
   commissions,  and extraordinary expenses, and        cover   interest,    taxes,   brokerage
   can be  terminated by NB Management by giving        commissions,      and     extraordinary
   the  fund at least  60  days'  prior  written        expenses,  and can be  terminated by NB
   notice.  The  figures  in the table are based        Management  by giving the fund at least
   on  last  year's  expenses.  Actual  expenses        60  days'  prior  written  notice.  The
   this year may be  higher or lower.  The table        figures  in the table are based on last
   includes  costs  paid  by the  fund  and  its        year's  expenses.  Actual expenses this
   share of master portfolio costs.                     year  may  be  higher  or  lower.   The
                                                        table  includes  costs paid by the fund
                                                        and  its  share  of  master   portfolio
                                                        costs.


EXPENSE EXAMPLE                                     EXPENSE EXAMPLE

This example assumes that you invested $10,000      This  example  assumes  that  you  invested
for  the  periods  shown, that  you  earned  a      $10,000  for  the  periods  shown, that you
hypothetical  5%  total  return each year, and      earned  a hypothetical 5% total return each
that  the  fund's  expenses  were those in the      year, and  that  the  fund's  expenses were
table  above.  Your  costs  would  be the same      those  in   the  table  above.  Your  costs
whether  you  sold your shares or continued to      would  be  the same  whether  you sold your
hold  them at  the end of each period.  Actual      shares or  continued to  hold  them at  the
performance and expenses may be higher or lower.    end of  each  period.   Actual  performance
                                                    and expenses may be higher or lower.
                     1      3       5      10                      1       3       5      10
                   Year   Years   Years   Years                   Year   Years   Years   Years
Expenses           $125   $390    $676    $1489     Expenses      $135   $421    $729   $1,601



                                                  -49-


                                     NEUBERGER BERMAN GUARDIAN TRUST

CURRENT                                              PROPOSED
-------                                              --------
FEE TABLE                                            FEE TABLE

Shareholder fees                          None       Shareholder fees                           None
Annual operating expenses (% of                      Annual operating expenses (% of
average net assets)*                                 average net assets)*
These are deducted from fund assets,                 These are deducted from fund
so you pay them indirectly.                          assets, so you pay them indirectly.
      Management fees                     0.84             Management fees                      0.84
Plus: Distribution (12b-1) fees           None       PLUS: DISTRIBUTION (12B-1) FEES            0.10
      Other expenses                      0.04             Other expenses                       0.04
                                        ---------                                              -------
Equals: Total annual operating expenses   0.88       EQUALS: TOTAL ANNUAL OPERATING             0.98
                                                     EXPENSES
*  Neuberger   Berman   Management    reimburses     *  Neuberger Berman Management  reimburses
   certain  expenses  of the  fund so  that  its        certain  expenses  of the  fund so that
   total annual operating  expenses are not more        its  total  annual  operating  expenses
   than 0.10% above  those of another  Neuberger        are not more than 0.20%  above those of
   Berman   fund  that   invests   in  the  same        another   Neuberger  Berman  fund  that
   portfolio  of  securities.  This  arrangement        invests  in  the  same   portfolio   of
   does not  cover  interest,  taxes,  brokerage        securities.  This  arrangement does not
   commissions,  and extraordinary expenses, and        cover   interest,    taxes,   brokerage
   can be  terminated by NB Management by giving        commissions,      and     extraordinary
   the  fund at least  60  days'  prior  written        expenses,  and can be  terminated by NB
   notice.  The  figures  in the table are based        Management  by giving the fund at least
   on  last  year's  expenses.  Actual  expenses        60  days'  prior  written  notice.  The
   this year may be  higher or lower.  The table        figures  in the table are based on last
   includes  costs  paid  by the  fund  and  its        year's  expenses.  Actual expenses this
   share of master portfolio costs.                     year  may  be  higher  or  lower.   The
                                                        table  includes  costs paid by the fund
                                                        and  its  share  of  master   portfolio
                                                        costs.


EXPENSE EXAMPLE                                     EXPENSE EXAMPLE

This example  assumes that you invested  $10,000    This  example  assumes  that  you  invested
for  the  periods  shown,   that  you  earned  a    $10,000  for the  periods  shown,  that you
hypothetical  5% total  return  each  year,  and    earned a hypothetical  5% total return each
that  the  fund's  expenses  were  those  in the    year,  and that the  fund's  expenses  were
table  above.  Your  costs  would  be  the  same    those  in  the  table  above.   Your  costs
whether  you sold your  shares or  continued  to    would be the  same  whether  you sold  your
hold  them  at the end of  each  period.  Actual    shares  or  continued  to hold  them at the
performance and expenses may be higher or lower.    end  of  each  period.  Actual  performance
                                                    and expenses may be higher or lower.
                     1      3       5      10                      1       3       5      10
                   Year   Years   Years   Years                   Year   Years   Years   Years
Expenses            $90   $281    $488    $1084     Expenses      $100   $312    $542   $1,201




                                                  -50-


                                     NEUBERGER BERMAN PARTNERS TRUST

CURRENT                                            PROPOSED
-------                                            --------
FEE TABLE                                          FEE TABLE

Shareholder fees                         None      Shareholder fees                             None
Annual operating expenses (% of                    Annual operating expenses (% of
average net assets)*                               average net assets)*
These are deducted from fund assets,               These are deducted from fund assets,
so you pay them indirectly.                        so you pay them indirectly.
      Management fees                    0.85           Management fees                         0.85
Plus: Distribution (12b-1) fees          None      PLUS: DISTRIBUTION (12B-1) FEES              0.10
      Other expenses                     0.06           Other expenses                          0.06
                                        --------                                               -------
Equals: Total annual operating expenses  0.91      EQUALS: TOTAL ANNUAL OPERATING               1.01
                                                   EXPENSES
*  Neuberger   Berman   Management   reimburses    *  Neuberger Berman Management reimburses certain
   certain  expenses  of the  fund so that  its       expenses of the fund so that its total  annual
   total  annual  operating  expenses  are  not       operating  expenses are  not more  than  0.20%
   more  than  0.10%  above  those  of  another       above  those of another Neuberger  Berman fund
   Neuberger  Berman  fund that  invests in the       that  invests  in   the   same   portfolio  of
   same   portfolio   of    securities.    This       securities.  This arrangement does  not  cover
   arrangement does not cover interest,  taxes,       interest,  taxes,  brokerage  commissions, and
   brokerage  commissions,   and  extraordinary       extraordinary  expenses.   Neuberger    Berman
   expenses. Neuberger  Berman  Management  can       Management  can  terminate  this   arrangement
   terminate this arrangement upon sixty  days'       upon  sixty  days' notice  to  the  fund.  The
   notice  to the  fund. The  figures expenses.       figures in the table are based on  last year's
   Actual expenses  this  year  may be in   the       expenses.  Actual  expenses this  year  may be
   table are  based  on  last  year's higher or       higher  or  lower.  The  table  includes costs
   lower.  The table includes costs paid by the       paid  by  the  fund  and  its  share of master
   fund and its share of master portfolio costs.      portfolio costs.


EXPENSE EXAMPLE                                     EXPENSE EXAMPLE

This example  assumes that you invested  $10,000    This example assumes that  you  invested $10,000
for  the  periods  shown,   that  you  earned  a    for   the  periods  shown,  that  you  earned  a
hypothetical  5% total  return  each  year,  and    hypothetical 5% total return each year, and that
that  the  fund's  expenses  were  those  in the    the  fund's  expenses   were   those   in    the
table  above.  Your  costs  would  be  the  same    table  above.  Your  costs  would  be  the  same
whether  you sold your  shares or  continued  to    whether  you  sold  your  shares   or  continued
hold  them  at the end of  each  period.  Actual    to   hold  them  at  the  end  of  each  period.
performance and expenses may be higher or lower.    Actual performance and expenses may be higher or
                                                    lower.
                     1      3       5      10                       1        3        5       10
                    Year  Years   Years   Years                    Year    Years    Years    Years
Expenses            $93   $290    $504    $1120     Expenses       $103    $322     $558     $1236

      REASONS FOR THE PROPOSAL. NBMI has recommended Proposal 5 to the Board of Trustees in light of the expenses associated with providing shareholder servicing and distribution services to the funds. NBMI believes that the distribution and shareholder servicing fee proposed for the funds is appropriate to defray a portion of the costs associated with shareholder servicing activities and to support the marketing of the funds.

      NBMI believes that the compensation practices that prevail among the entities that make the funds available to investors justify adopting the Distribution and Shareholder Services Plan. The funds rely exclusively on third-party service providers such as pension plan administrators, fund "supermarkets," banks and broker-dealers to make fund shares available to investors. These third-party service providers generally hold shares in omnibus accounts and provide shareholder services, including sub-accounting, shareholder assistance, transaction processing and settlements, shareholder account statement preparation and distribution, confirmation preparation and distribution, payment of fund distributions, prospectus delivery, and account-level tax reporting. Many of these third-party service providers have asked the funds for additional fees to cover their increasing costs, including those resulting from the increased use of sophisticated technology to support shareholder servicing. As a result, the funds face increasing costs and must pay these fees to maintain an effective servicing program that meets shareholders' expectations for a high level of service and up-to-date technology.

      NBMI believes that adopting the Distribution and Shareholder Services Plan is a prudent alternative to raising the fees under the funds' existing administration agreement. SEC rules prohibit a fund from paying for activities "primarily intended to result in the sale of shares" except pursuant to a plan adopted under the rules. While it is not clear that the services rendered by the funds' third-party service providers fall within the legal definition of activities "primarily intended to result in the sale of shares," recent SEC pronouncements raise a question, at least in the case of payments to fund supermarkets, whether a portion of the payments to the third-party service providers may be characterized as payments for share distribution. If the Plan is adopted, the fees paid would be available for distribution-related expenses as well as shareholder servicing.

      Many of the funds' competitors have distribution plans, which they use to compensate third-party service providers for making fund shares available to their clients and/or for providing services to investors. NBMI believes it will be difficult to maintain a relationship with these third-party service providers unless they are provided with additional compensation to offset the increased costs of making the funds available to their clients and maintaining the clients' assets in the funds. Certain third-party service providers that are registered broker-dealers may use money provided under the Distribution and Shareholder Services Plan to pay individual sales representatives.

      NBMI believes that the fees under the Distribution and Shareholder Services Plan will help the funds maintain an effective program to make their shares available to investors, which is necessary for the funds to maintain a sufficient size to spread their fixed costs over a substantial asset base.

      CONSIDERATION AND APPROVAL BY THE BOARD OF TRUSTEES. Before approving the Distribution and Shareholder Services Plan, the funds' Trustees were provided with detailed information relating to it. They considered carefully the factors described above and consulted with independent counsel.

      The Trustees of Equity Trust considered, among other factors: (a) the circumstances that would make adoption of the Distribution and Shareholder Services Plan appropriate and the causes of such circumstances; (b) the way in which the Distribution and Shareholder Services Plan would address these circumstances; and (c) the amounts of the expenses under the Distribution and Shareholder Services Plan in relation to the overall cost structure of the funds.

      Taking the above factors into account, the Board of Trustees determined that approval of the Distribution and Shareholder Services Plan was appropriate for three principal reasons.

      First, because the third-party service providers who require increased fees are some of the funds' largest holders, the Trustees believe the funds must meet the demand for higher fees to maintain the funds' viability. The Trustees believe that maintenance of strong shareholder servicing and marketing efforts are of critical importance in the highly competitive mutual fund industry. To remain competitive, the funds need to meet the demands of changing technology and of rising shareholder service expectations. In light of recent SEC pronouncements, the Trustees believe that adopting the Distribution and Shareholder Services Plan is a prudent way to secure resources for third-party service provider needs, because the Plan would allow resources to be spent for both distribution and shareholder servicing activities.

      Second, the Board determined that the servicing and/or distribution fees under the Distribution and Shareholder Services Plan would be attractive to fund supermarkets and others that make the funds' shares available, resulting in greater growth of the funds or maintenance of fund assets at higher levels than might otherwise be the case. The Trustees recognized that if the funds experience growth as a result of increased shareholder subscriptions (sales of new shares), they will have greater access to cash for new purchases of securities, thereby making the funds easier to manage and maintaining their viability. The Trustees also recognized that an increase in each fund's asset size may result in certain economies of scale. These economies of scale would be shared by investors in the funds, both because fixed expenses would be spread over a larger asset base and because the management fees that the funds pay under their management contracts include breakpoints of declining percentages based on greater asset size.

      Third, the Trustees gave particular attention to the fact that to the extent the increase is not offset by economies of scale, the net result of the Distribution and Shareholder Services Plan will be to increase the operating expenses of each fund and, therefore, its expense ratio. The Trustees weighed this increase in expenses in their deliberations and determined that the payments under the Plan are reasonable, because the amount of the fee is closely tied to the actual or projected increases in the fees charged by many service providers.

      The Trustees also considered the extent to which the retention of assets and additional sales of fund shares would be likely to increase the amount of compensation paid by the funds to NBMI, because such fees are calculated as a percentage of each fund's assets and thus will increase if net assets increase. The Trustees further recognized that there can be no assurance that any of the potential benefits described above will be achieved if the Distribution and Shareholder Services Plan is implemented.

      Following their consideration, the Trustees, including all of the Independent Trustees, concluded that the fees payable under the Distribution and Shareholder Services Plan were reasonable in view of both the services to be provided, directly or indirectly, by NBMI and others, and the anticipated benefits of the Distribution and Shareholder Services Plan. The Trustees, including all of the Independent Trustees, determined that implementing the Distribution and Shareholder Services Plan would have a reasonable likelihood of benefiting each fund and its shareholders and would be in the best interests of each fund and its shareholders.

      Accordingly, the Trustees, including all of the Independent Trustees, voted to approve the Distribution and Shareholder Services Plan, as set forth above, and to recommend that each fund's shareholders vote FOR the Proposal.

REQUIRED VOTE

      Approval of Proposal 5 with respect to each fund requires the affirmative vote of a "majority of the outstanding voting securities" of that fund, which for this purpose means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at the Meeting if more than 50% of the outstanding shares of the fund are represented at the Meeting in person or by proxy.

      The Distribution and Shareholder Services Plan will become effective with respect to a fund whose shareholders approve it as described above, even if shareholders the other funds do not approve the Plan.

        THE BOARD OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT YOU APPROVE THE DISTRIBUTION AND SHAREHOLDER
                          SERVICES PLAN IN PROPOSAL 5.

             PROPOSAL 6. MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION (SHAREHOLDERS OF CASH RESERVES ONLY)

      The Board of Trustees of Income Funds is proposing a change to a fundamental investment restriction of Neuberger Berman Cash Reserves. The proposed change would require Cash Reserves normally to invest at least 25% of its assets in the financial services group of industries. The law requires that a change to any investment policy that a fund deems "fundamental" must be approved by shareholders. Accordingly, the Board is asking you to consider this change.

      Cash Reserves' current policy prohibits the fund from "concentrating" (that is, investing 25% or more of its assets) in securities of issuers having their principal business activities in the same industry or group of industries. This restriction does not apply to (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (2) investments in CDs or bankers' acceptances issued by domestic branches of U.S. banks. As mentioned above, the proposed change would require Cash Reserves normally to invest at least 25% of its assets in the financial services group of industries. Obligations of issuers in the financial services industries include, but are not limited to, those of domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. The flexibility the fund previously had to concentrate or not concentrate in certain obligations of domestic banks would be deleted as no longer necessary.

      The Board believes changing this fundamental restriction would provide the fund with greater flexibility for future contingencies. The fund's investment manager believes that this change is desirable because an increasing number of instruments suitable for investment by money market funds are either issued or guaranteed by companies in the financial services industries. In addition, this change would conform the industry concentration policy of Cash Reserves to that of another money market fund in the Neuberger Berman fund family.

      Because Cash Reserves, under the new policy, would normally concentrate more than 25% of its total assets in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions. Also, with financial services reform legislation, there is likely to be consolidation among entities in these industries, resulting in increased competitive pressures. The bank instruments in which Cash Reserves invests typically are not covered by deposit insurance. As amended, the limitation would read as follows:

       INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, EXCEPT THAT THE FUND NORMALLY WILL INVEST MORE THAN 25% OF ITS TOTAL ASSETS IN THE OBLIGATIONS OF ISSUERS HAVING THEIR PRINCIPAL BUSINESS ACTIVITIES IN THE FINANCIAL SERVICES INDUSTRIES OR REPURCHASE AGREEMENTS ON SUCH OBLIGATIONS. This limitation does not apply to purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

REQUIRED VOTE

      Approval of Proposal 6 requires the affirmative vote of a "majority of the outstanding voting securities" of the fund, which for this purpose means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at the Meeting if more than 50% of the outstanding shares of the fund are represented at the Meeting in person or by proxy.

      If Proposal 4 for conversion to a multi-class system is not approved, but Proposal 6 is approved, such approval would be deemed a change of policy for the fund, plus authority for the fund to cast its vote in favor of an identical change to policies of the master fund in which it invests.

      If the change contemplated by Proposal 6 is not approved by shareholders of the fund, the existing fundamental restriction(s) of the fund will continue in effect.

        THE BOARD OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT YOU APPROVE THE MODIFICATION OF THE FUNDAMENTAL
              RESTRICTION ON INDUSTRY CONCENTRATION IN PROPOSAL 6.

    PROPOSAL 7. MODIFICATION OF FUNDAMENTAL RESTRICTIONS OF NEUBERGER BERMAN
                             GOVERNMENT MONEY FUND

                  (SHAREHOLDERS OF GOVERNMENT MONEY FUND ONLY)

      The Board of Trustees of Income Funds has approved several changes to the fundamental investment limitations of Neuberger Berman Government Money Fund that are intended generally to promote uniformity with the fundamental restrictions of other similar Neuberger Berman funds. The law requires that a change to any investment policy that a fund deems "fundamental" must be approved by shareholders. Accordingly, the Board is asking you to consider these changes.

      The Board believes the proposed changes would provide the fund with greater investment flexibility, while at the same time preserving the fund's objective of maximum safety and liquidity with the highest available current income. The Board believes that conforming the fund's fundamental restrictions to other similar Neuberger Berman funds will enhance management's ability to manage the fund's assets efficiently and effectively in changing regulatory and investment environments.

A. MODIFYING THE FUNDAMENTAL RESTRICTION LIMITING GOVERNMENT MONEY FUND TO SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT

      As a fundamental policy, Government Money Fund currently may not invest in any security that is not backed by the full faith and credit of the U.S. Government. The proposed change to this policy would allow the fund to invest in all securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

      U.S. Government agencies and instrumentalities issue many securities that are not backed by the full faith and credit of the U.S. Government, but are backed by the issuing agency or instrumentality. Some of these are backed by the right of the issuing entity to borrow from the U.S. Treasury, others by the discretionary authority of the Treasury to loan money, and still others only by the creditworthiness of the issuing entity.

      Investment in this broader array of U.S. Government securities offers the potential for greater income, but carries with it a greater degree of risk. The market prices of U.S. Government securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates. However, the investment manager believes that, as the federal debt continues to shrink, the fund should have greater flexibility to access this broader array of government securities. The investment manager will continue to evaluate each security purchased for the fund and, in accordance with SEC rules governing money market funds, must determine that it presents a minimal credit risk to the fund.

B.    REMOVING THE FUNDAMENTAL PROHIBITION ON REPURCHASE AGREEMENTS

      As a fundamental policy, Government Money Fund may not invest in repurchase agreements. The proposed change would allow the fund to invest in repurchase agreements collateralized by the same types of securities in which it can invest (although the securities used as collateral may have a longer maturity than the securities in which the fund normally invests).

      The proposed change would allow the fund to use repurchase agreements in an effort to earn more income. In a repurchase agreement, the fund would purchase securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the fund at a higher price on a designated future date, usually less than a week from the purchase date. The difference between the purchase and sale prices is keyed to current interest rates, and repurchase agreements are treated under the securities laws as a form of lending. These agreements allow a fund to make profitable use of cash amounts that are either too small to invest otherwise or have come into the fund too late in the day to invest directly in government securities, or to get the latest (and therefore highest) rates when rates are rising.

      While costs,  delays,  or losses  could  result if the selling  party to a repurchase agreement becomes bankrupt or otherwise defaults, repurchase agreements are generally considered to be a very secure form of lending. When a repurchase agreement is properly collateralized by government securities, the SEC permits money market funds, such as the Government Money Fund, to treat them as investments in government securities, rather than as investments in the bank or broker-dealer that is acting as counter-party.

C.    MODIFYING THE BORROWING POLICY TO PERMIT REVERSE REPURCHASE AGREEMENTS

      Currently, the fundamental borrowing policy of the Government Money Fund permits borrowing only from banks and only for temporary or emergency purposes. The proposed change would amend this policy to read as follows:

      The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, AND (II) ENTER INTO REVERSE REPURCHASE AGREEMENTS FOR ANY PURPOSE; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). IN ADDITION TO THE FOREGOING, THE FUND MAY BORROW FROM ANY PERSON FOR

      TEMPORARY PURPOSES IN AN AMOUNT NOT EXCEEDING 5% OF THE FUND'S TOTAL ASSETS AT THE TIME THE LOAN IS MADE.

      The principal purpose of the proposed change is to permit the fund to use reverse repurchase agreements. Reverse repurchase agreements are a form of borrowing very common among institutional investors such as mutual funds. In a reverse repurchase agreement, the fund would sell portfolio securities subject to an agreement to repurchase the securities at a later date and for a fixed price. The difference between the purchase and sale prices generally reflects a market rate of interest.

      The investment manager for Government Money Fund may want to use reverse repurchase agreements to borrow money for investment purposes, as a means of earning additional income. Reverse repurchase agreements may be viewed as a form of leverage. Leverage creates an opportunity for increased total return but, at the same time, carries certain risks. For example, leverage will tend to amplify changes in the fund's net asset value. In addition, leverage from borrowing creates interest expenses for the fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay, the fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the fund's shareholders as dividends will be reduced. There is also a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the fund.

      As a non-fundamental policy, the fund will not enter into reverse repurchase agreements if securities lending transactions and reverse repurchase agreements would exceed, in the aggregate, 33-1/3% of its total assets. Additionally, it is the investment manager's current intention not to use the proceeds of reverse repurchase agreements to invest in any securities with maturities beyond the end of the term of the reverse repurchase agreement. This practice is a way of limiting the risk of leverage.

D.    MODIFYING THE FUNDAMENTAL RESTRICTION TO PERMIT SECURITIES LENDING

      Currently, the fund is prohibited from making loans of its portfolio securities. The proposed change would amend the existing fundamental restriction on lending to read as follows:

      LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however, that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

      The proposed change would provide the fund with another means of earning income through the lending of its portfolio securities. This practice has become widespread among mutual funds, including money market funds.

      Any loan of portfolio securities would be subject to certain special limitations and requirements established by the SEC staff to minimize the risk to registered investment companies. These special requirements provide that borrowers must continuously secure their obligations to return securities on loan from the fund by depositing collateral in a form determined by the fund's Trustees to be satisfactory. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. As a non-fundamental policy, the fund will not lend securities if securities lending transactions and reverse repurchase agreements would exceed, in the aggregate, 33-1/3% of its total assets.

REQUIRED VOTE

      SHAREHOLDERS OF NEUBERGER BERMAN GOVERNMENT MONEY FUND MUST VOTE ON EACH OF THE CHANGES DESCRIBED IN ITEMS A-D OF PROPOSAL 7. Approval of each of the changes contemplated by Proposal 6 requires the affirmative vote of a "majority of the outstanding voting securities" of the fund, which for this purpose means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at the Meeting if more than 50% of the outstanding shares of the fund are represented at the Meeting in person or by proxy.

      If Proposal 4 for conversion to a multi-class system is not approved, but Proposal 7 regarding fundamental restrictions and policies is approved, such approval would be deemed a change of policy for the fund, plus authority for that fund to cast its vote in favor of an identical change to policies of the master fund in which it invests.

      IF SHAREHOLDERS DO NOT APPROVE ONE OR MORE OF THE CHANGES DESCRIBED IN ITEMS A - D OF PROPOSAL 7, THEN THE FUND'S EXISTING POLICY WILL REMAIN IN EFFECT AS TO THAT PARTICULAR ITEM. EACH SEPARATE CHANGE DESCRIBED IN ITEMS A -D THAT IS APPROVED BY SHAREHOLDERS WILL BECOME EFFECTIVE WITH RESPECT TO THE FUND, EVEN IF OTHER CHANGES ARE NOT APPROVED.

      THE BOARD OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT YOU APPROVE ITEMS A - D OF PROPOSAL 7.

                                OTHER INFORMATION

     INFORMATION ABOUT NBMI. NBMI, located at 605 Third Avenue, New York, New York 10158, serves as the funds' principal underwriter and administrator and as investment manager to the master funds. NBMI manages the master funds in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $ billion in total assets (as of , 2000) and continue an asset management history that began in 1939.

     OTHER MATTERS TO COME BEFORE THE MEETING. The Trustees do not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy card(s) will vote on those matters in accordance with their judgment.

     SHAREHOLDER PROPOSALS. The Trusts do not hold annual shareholder meetings. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Trust at 605 Third Avenue, New York, New York 10158, such that they will be received by the Trust a reasonable period of time prior to any such meeting.

     NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Trusts at 605 Third Avenue, New York, New York 10158, whether other persons are beneficial owners of fund shares for which proxies are being solicited and, if so, the number of copies of this proxy statement needed to supply copies to the beneficial owners of the respective shares.

                                          By Order of the Board of Trustees


                                          -----------------------------------
                                          Claudia A. Brandon
                                          Secretary
                                          Neuberger Berman Equity Funds
                                          Neuberger Berman Equity Trust
                                          Neuberger Berman Equity Assets
                                          Neuberger Berman Equity Series
                                          Neuberger Berman Income Funds
                                          Neuberger Berman Income Trust

                                   APPENDIX A

                                     FORM OF
              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of ________, 2000, between Neuberger Berman Equity Funds ("Equity Funds"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and Neuberger Berman Equity Trust ("Equity Trust"), on behalf of each series thereof listed on Schedule A (each, a "Target"). (Each Acquiring Fund and Target is sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; and Equity Funds and Equity Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Equity Funds on behalf of each Acquiring Fund and by Equity Trust on behalf of each Target.

      The Investment Companies, each of which is a Delaware business trust, wish to effect eleven separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of a Target's assets to the Acquiring Fund listed on Schedule A opposite its name (each, a "corresponding Acquiring Fund") in exchange solely for voting shares of beneficial interest in that Acquiring Fund and that Acquiring Fund's assumption of that Target's liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of beneficial interest in that Target in exchange therefor, all on the terms and conditions set forth herein. (All such transactions involving each Target and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement will refer only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      Each Target has a single class of shares ("Target Shares"). Acquiring Fund's shares are divided into multiple classes, including Trust Class shares. Only Acquiring Fund's Trust Class shares ("Acquiring Fund Shares"), which are substantially similar to the Target Shares, are involved in the Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.      PLAN OF REORGANIZATION AND TERMINATION
        --------------------------------------

        1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

             (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

             (b)  to assume all of Target's liabilities described in paragraph
                  1.3 ("Liabilities"). These transactions shall take place at the Closing (as defined in paragraph 3.1).

        1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

        1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

        1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

        1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by Equity Funds's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares , including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

        1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Equity Trust and any further actions shall be taken in connection therewith as required by applicable law.

        1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

        1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.      VALUATION
        ---------

        2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

        2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

        2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Neuberger Berman Management Inc.

3.      CLOSING AND EFFECTIVE TIME
        --------------------------

        3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Investment Companies' principal office on or about [____ _], 2000, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading shall have been fully resumed and that reporting shall have been restored.

        3.2. Equity Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Equity Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. 3.3. Equity Trust shall deliver to Equity Funds at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by Equity Trust's Secretary or an Assistant Secretary thereof. Equity Funds's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Equity Funds shall issue and deliver a confirmation to Equity Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Equity Trust that those Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books.

        3.4. Each  Investment  Company shall deliver to the other at the Closing
(a) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) bills of sale, checks, assignments, stock certificates, receipts, and other documents the other Investment Company or its counsel reasonably requests.

4.      REPRESENTATIONS AND WARRANTIES
        ------------------------------

        4.1. Equity Trust represents and warrants as follows:

             4.1.1. Equity Trust is a business trust duly organized and validly existing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

             4.1.2.Equity Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and that registration will be in full force and effect at the Effective Time;

             4.1.3. Target is a duly established and designated series of Equity Trust;

             4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

             4.1.5.Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             4.1.6.Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of the Amended and Restated Trust Instrument ("Trust Instrument") or By-Laws of Equity Trust or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Equity Funds;

             4.1.7.Except as otherwise disclosed in writing to and accepted by Equity Funds, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

             4.1.8.Except as otherwise disclosed in writing to and accepted by Equity Funds, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Equity Trust's knowledge) threatened against Equity Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Equity Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             4.1.9.The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Equity Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

             4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Equity Trust, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Equity Funds on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Equity Funds for use therein;

             4.1.13. The Liabilities were incurred by Target in the ordinary course of its business and are associated with the Assets; and there are no Liabilities other than liabilities disclosed or provided for in Equity Trust's financial statements referred to in paragraph 4.1.18 and liabilities incurred by Target in the ordinary course of its business subsequent to [_______ __, 2000], or otherwise previously disclosed to Equity Funds, none of which has been materially adverse to the business, assets, or results of Target's operations;

             4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

             4.1.15. Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

             4.1.16. During the five-year period ending on the Closing Date, neither Target nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations without regard to section 1.368-1(e)(3)(i)(A) thereof) to Target will have directly or through any transaction, agreement, or arrangement with any other person, (a) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by the 1940 Act, or (b) made distributions with respect to Target Shares, except for (i) dividends qualifying for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code and (ii) additional distributions, to the extent they do not exceed 50% of the value (without giving effect to those distributions) of the proprietary interest in Target on the Closing Date;

             4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended [_____ __, ____], have been timely filed and all taxes payable pursuant to those returns have been timely paid; and

             4.1.18. Equity Trust's financial statements for the year ended [_____ __, ____], [AND FOR THE SIX MONTHS ENDED _____ __, 2000,] to be
        delivered to Equity Funds, fairly represent Target's financial position as of that [EACH SUCH] date and the results of its operations and changes in its net assets for the year [PERIOD] then ended.

        4.2.  Equity Funds represents and warrants as follows:

             4.2.1. Equity Funds is a business trust duly organized and validly existing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

             4.2.2. Equity Funds is duly registered as an open-end management investment company under the 1940 Act, and that registration will be in full force and effect at the Effective Time;

             4.2.3. Acquiring Fund is a duly established and designated series of Equity Funds;

             4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

             4.2.5.The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

             4.2.6.Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             4.2.7.Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of the Trust Instrument or By-Laws of Equity Funds or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Equity Trust;

             4.2.8.Except as otherwise disclosed in writing to and accepted by Equity Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Equity Funds's knowledge) threatened against Equity Funds with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Equity Funds knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

             4.2.9.The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Equity Funds's board of trustees (together with Equity Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Equity Funds, except for (a) the filing with the SEC of the Registration Statement and
        (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Equity Trust for use therein;

             4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

             4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at NAV in the ordinary course of that business;

             4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations), (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC;

             4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

             4.2.16. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

             4.2.17. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended [_____ __, ____], have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

             4.2.18. Equity Funds's financial statements for the year ended [_____ __, ____], [AND FOR THE SIX MONTHS ENDED _____ __, 2000,] to be
        delivered to Equity Trust, fairly represent Acquiring Fund's financial position as of that [EACH SUCH] date and the results of its operations and changes in its net assets for the year [PERIOD] then ended.

        4.3.  Each Investment Company represents and warrants as follows:

             4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

             4.3.2.Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

             4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

             4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

             4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

             4.3.6.Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of this representation, any amounts Target used to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) after the date of this Agreement will be included as assets held thereby immediately before the Reorganization;

             4.3.7.None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by that Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

             4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund; and

             4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

5.      COVENANTS
        ---------

        5.1.  Each  Fund  covenants  to  operate  its  respective  business   in
the ordinary course between the date hereof and the Closing, it being understood that --

        (a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Fund's normal business activities, and

        (b) each Fund will retain exclusive control of its investments until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during that period without Acquiring Fund's prior consent.

        5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

        5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

        5.4. Target covenants that it will assist Equity Funds in obtaining information Equity Funds reasonably requests concerning the beneficial ownership of Target Shares. 5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Equity Funds at the Closing.

        5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

        5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Fund may deem necessary or desirable to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

        5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

        5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.      CONDITIONS PRECEDENT
        --------------------

        Each Fund's obligations hereunder shall be subject to (a) the other Fund's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

        6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target's shareholders in accordance with Equity Trust's Trust Instrument and By-Laws and applicable law.

        6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

        6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

        6.4. Equity Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

             6.4.1.Acquiring Fund is a duly established series of Equity Funds, a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

             6.4.2.This Agreement (a) has been duly authorized, executed, and delivered by Equity Funds on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Equity Trust on behalf of Target, is a valid and legally binding obligation of Equity Funds with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             6.4.3.The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

             6.4.4.The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Equity Funds's Trust Instrument or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Equity Funds (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Equity Funds (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in that opinion or as previously disclosed in writing to and accepted by Equity Trust;

             6.4.5.To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Equity Funds (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

             6.4.6. Equity Funds is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

             6.4.7.To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Equity Funds (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and
        (b) Equity Funds (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Equity Trust.

In rendering the foregoing opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit that opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization. 6.5. Equity Funds shall have received an opinion of Counsel substantially to the effect that:

             6.5.1.Target is a duly established series of Equity Trust, a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

             6.5.2.This Agreement (a) has been duly authorized, executed, and delivered by Equity Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by Equity Funds on behalf of Acquiring Fund, is a valid and legally binding obligation of Equity Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

             6.5.3.The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Equity Trust's Trust Instrument or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Equity Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Equity Trust (with respect to Target) is a party or by which it is bound, except as set forth in that opinion or as previously disclosed in writing to and accepted by Equity Funds;

             6.5.4.To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Equity Trust (on behalf of Target) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

             6.5.5. Equity Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

             6.5.6.To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Equity Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Equity Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Equity Funds.

In rendering the foregoing opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

        6.6. Each Investment Company shall have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations made to it, or in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             6.6.2.Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

             6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

             6.6.4. Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

             6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

             6.6.6.A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.      BROKERAGE FEES AND EXPENSES
        ---------------------------

        7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

        7.2. Each Fund will bear its own Reorganization expenses.

8.      ENTIRE AGREEMENT; NO SURVIVAL
        -----------------------------

        Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.      TERMINATION OF AGREEMENT
        ------------------------

        This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

        9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2000; or

        9.2. By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.     AMENDMENT
        ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.     MISCELLANEOUS
        -------------

        11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

        11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

        11.3. Each Investment Company acknowledges that the other is a business trust organized in series form. This Agreement is executed by Equity Funds on behalf of Acquiring Fund, and by Equity Trust on behalf of Target, and by their respective trustees and/or officers in their capacities as such, and not individually. Each Investment Company's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against (a) in the case of Equity Funds, the assets and property of Acquiring Fund and no other series thereof and (b) in the case of Equity Trust, the assets and property of Target and no other series thereof. A trustee of one Investment Company shall not be personally liable hereunder to the other Investment Company or its trustees or shareholders for any act, omission, or obligation of the former Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims under this Agreement on behalf of its Fund, it shall look only to the other Fund's assets and property in settlement of those rights and claims and not to those trustees, officers, or shareholders.

        11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

ATTEST: NEUBERGER BERMAN EQUITY FUNDS, on behalf of each of its series listed on Schedule A



________________________            By:___________________________
        Secretary                         _______________
                                          Vice President

ATTEST: NEUBERGER BERMAN EQUITY TRUST, on behalf of each of its series listed on Schedule A



________________________            By:___________________________
        Secretary                         _______________
                                          Vice President

                                   SCHEDULE A

               TARGETS                               ACQUIRING FUNDS
    (All Series of Equity Trust)              (All Series of Equity Funds)
--------------------------------------     ------------------------------------

Neuberger Berman Century Trust             Neuberger Berman Century Fund
Neuberger Berman Focus Trust               Neuberger Berman Focus Fund
Neuberger Berman Genesis Trust             Neuberger Berman Genesis Fund
Neuberger Berman Guardian Trust            Neuberger Berman Guardian Fund
Neuberger Berman International Trust       Neuberger Berman International Fund
Neuberger Berman Manhattan Trust           Neuberger Berman Manhattan Fund
Neuberger Berman Millennium Trust          Neuberger Berman Millennium Fund
Neuberger Berman Partners Trust            Neuberger Berman Partners Fund
Neuberger Berman Regency Trust             Neuberger Berman Regency Fund
Neuberger Berman Socially Responsive       Neuberger Berman Socially
Trust                                      Responsive Fund
Neuberger Berman Technology Trust          Neuberger Berman Technology Fund

                                   APPENDIX B

                                     FORM OF
                          NEUBERGER BERMAN EQUITY TRUST
                           PLAN PURSUANT TO RULE 12B-1

      WHEREAS, Neuberger Berman Equity Trust ("Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), and intends to offer for public sale shares of beneficial interest in several series (each series a "Fund");

      WHEREAS, the Trust desires to adopt a plan pursuant to Rule 12b-1 under the 1940 Act and the Board of Trustees has determined that there is a reasonable likelihood that adoption of said plan will benefit the Funds and their shareholders; and

      WHEREAS, the Trust has employed Neuberger Berman Management Inc. ("NBMI") as principal underwriter of the shares of the Trust;

      NOW, THEREFORE, the Trust hereby adopts this Plan Pursuant to Rule 12b-1 ("Plan") in accordance with Rule 12b-1 under the 1940 Act on the following terms and conditions:

      1.  This Plan applies to the Funds listed on Schedule A.

      2. A. Each Fund shall pay to NBMI, as compensation for selling Fund shares or for providing services to Fund shareholders, a fee at the rate specified for that Fund on Schedule A, such fee to be calculated and accrued daily and paid monthly or at such other intervals as the Board shall determine.

          B. The fees payable hereunder are payable without regard to the aggregate amount that may be paid over the years, PROVIDED THAT, so long as the limitations set forth in Rule 2830 of the Conduct Rules ("Rule 2830") of the National Association of Securities Dealers, Inc. ("NASD") remain in effect and apply to recipients of payments made under this Plan, the amounts paid hereunder shall not exceed those limitations, including permissible interest. Amounts expended in support of the activities described in Paragraph 3.B. of this Plan may be excluded in determining whether expenditures under the Plan exceed the appropriate percentage of new gross assets specified in Rule 2830.

      3. A. As principal underwriter of the Trust's shares, NBMI may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the Funds, including, but not limited to, compensation to employees of NBMI; compensation to NBMI and other broker-dealers that engage in or support the distribution of shares; expenses of NBMI and such other broker-dealers and entities, including overhead and telephone and other communication expenses; the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.

          B. NBMI may spend such amounts as it deems appropriate on the administration and servicing of shareholder accounts, including, but not limited to, responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performances, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and dealing with complaints and correspondence of shareholders; including compensation to organizations and employees who service shareholder accounts, and expenses of such organizations, including overhead and telephone and other communications expenses.

      4. This Plan shall take effect on December 1, 2000 and shall continue in effect with respect to each Fund for successive periods of one year from its execution for so long as such continuance is specifically approved with respect to such Fund at least annually together with any related agreements, by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to it (the "Rule 12b-1 Trustees"), cast in person at a meeting or meetings called for the purpose of voting on this Plan and such related agreements; and only if the Trustees who approve the implementation or continuation of the Plan have reached the conclusion required by Rule 12b-1(e) under the 1940 Act.

      5. Any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

      6. This Plan may be terminated with respect to a Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of that Fund.

      7. This Plan may not be amended to increase materially the amount of fees to be paid by any Fund hereunder unless such amendment is approved by a vote of at least a majority of the outstanding securities (as defined in the 1940 Act) of that Fund, and no material amendment to the Plan shall be made unless such amendment is approved in the manner provided in Paragraph 4 hereof for annual approval.

      8. While this Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust, as defined in the 1940 Act, shall be committed to the discretion of Trustees who are themselves not interested persons.

      9. The Trust shall preserve copies of this Plan and any related agreements for a period of not less than six years from the date of expiration of the Plan or agreement, as the case may be, the first two years in an easily accessible place; and shall preserve copies of each report made pursuant to Paragraph 5 hereof for a period of not less than six years from the date of such report, the first two years in an easily accessible place.

      IN WITNESS WHEREOF, the Trust has executed this Plan Pursuant to Rule 12b-1 as of the day and year set forth below.


Date: ________________________            NEUBERGER BERMAN EQUITY TRUST



Attest:                                   By:_________________________________
                                          Name:
                                          Title:


By:
      ________________________



Agreed and assented to:

NEUBERGER BERMAN MANAGEMENT INC.



By:________________________________
Name:
Title:

                          NEUBERGER BERMAN EQUITY TRUST
                           PLAN PURSUANT TO RULE 12b-1
                                   SCHEDULE A

      The series of Neuberger Berman Equity Trust subject to the Plan Pursuant to 12b-1, and the applicable fee rates, are:

                                                Fee (as a Percentage of
            Series                              Average Daily Net Assets
            ------                              ------------------------

Neuberger Berman Century Trust                        0.10%

Neuberger Berman Focus Trust                          0.10%

Neuberger Berman Genesis Trust                        0.10%

Neuberger Berman Guardian Trust                       0.10%

Neuberger Berman Millennium Trust                     0.10%

Neuberger Berman Partners Trust                       0.10%

Neuberger Berman Socially Responsive Trust            0.10%

                          NEUBERGER BERMAN EQUITY FUNDS
                          NEUBERGER BERMAN EQUITY TRUST

                         NEUBERGER BERMAN EQUITY ASSETS
                         NEUBERGER BERMAN EQUITY SERIES

                          NEUBERGER BERMAN INCOME FUNDS
                          NEUBERGER BERMAN INCOME TRUST

                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                OCTOBER 31, 2000

This proxy is being solicited on behalf of the Boards of Trustees of Neuberger Berman Equity Funds, Equity Trust, Equity Assets and Equity Series ("The Equity Trusts") and relates to the proposals on behalf of the Century, Focus, Genesis, Guardian, International, Manhattan, Millennium, Partners, Regency, Socially Responsive and Technology series of The Equity Trusts (each a "Fund"). This proxy is also being solicited on behalf of the Boards of Trustees of Neuberger Berman Income Funds and Income Trust ("The Income Trusts") and relates to the proposals on behalf of the Cash Reserves, Government Money, High Yield Bond, Institutional Cash, Limited Maturity Bond, Municipal Money and Municipal Securities series of The Income Trusts (each a "Fund"). The undersigned hereby appoints as proxies Daniel J. Sullivan and Claudia A. Brandon, and each of them (with power of substitution), to vote all shares of common stock of the undersigned in the Funds at the Special Meeting of Shareholders to be held at 10:30 a.m., Eastern time, on October 31, 2000, at the offices of the Trust, 605 Third Avenue, 41st Floor, New York, NY 10158-3698, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" all proposals set forth in this proxy statement relating to the Fund and discretionary power to vote upon such other business as may properly come before the Meeting.

            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.
        IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE
         THIS PROXY CARDAND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.



                               VOTE TODAY BY MAIL,

                        TOUCH-TONE PHONE OR THE INTERNET
                          CALL TOLL-FREE 1-888-221-0697
                          OR LOG ON TO WWW.PROXYWEB.COM

***Control Number: 999 999 999 999 99***        Please fold and detach card at perforation before mailing


                                                       Please vote by checking the appropriate boxes below.

VOTE ON PROPOSALS                                                                FOR         AGAINST       ABSTAIN

1.   To elect eighteen (18) trustees to serve on the Board of Trustees           / /           / /           / /
     until their successors are duly elected and qualified.

     ALL FUNDS

2.   To approve a change in the Fund's fundamental investment limitation         / /           / /           / /
     regarding diversification of its investments among a variety of issuers

     ALL FUNDS

3.   Ratification   of   the   selection   of   Ernst   &   Young   LLP  or      / /           / /           / /
     PricewaterhouseCoopers  LLP  as the  Fund's  Independent  Auditors  or
     Accountants.

     ALL FUNDS

4.   To approve an Agreement and Plan of Reorganization ("Reorganization Plan")  / /           / /           / /
     providing for the reorganization of the Fund from the current two-tiered master-feeder structure to a single-tiered multi-class structure.

     NEUBERGER BERMAN CENTURY TRUST
     NEUBERGER BERMAN FOCUS TRUST
     NEUBERGER BERMAN FOCUS ASSETS
     NEUBERGER BERMAN GENESIS TRUST
     NEUBERGER BERMAN GENESIS ASSETS
     NEUBERGER BERMAN GENESIS INSTITUTIONAL
     NEUBERGER BERMAN GUARDIAN TRUST
     NEUBERGER BERMAN GUARDIAN ASSETS
     NEUBERGER BERMAN INSTITUTIONAL CASH TRUST
     NEUBERGER BERMAN INTERNATIONAL TRUST
     NEUBERGER BERMAN LIMITED MATURITY BOND TRUST
     NEUBERGER BERMAN MANHATTAN TRUST
     NEUBERGER BERMAN MANHATTAN ASSETS
     NEUBERGER BERMAN MILLENNIUM TRUST
     NEUBERGER BERMAN MILLENNIUM ASSETS


     NEUBERGER BERMAN PARTNERS TRUST
     NEUBERGER BERMAN PARTNERS ASSETS
     NEUBERGER BERMAN REGENCY TRUST
     NEUBERGER BERMAN REGENCY ASSETS
     NEUBERGER BERMAN SOCIALLY RESPONSIVE TRUST
     NEUBERGER BERMAN SOCIALLY RESPONSIVE ASSETS
     NEUBERGER BERMAN TECHNOLOGY TRUST

5.   To approve a distribution and shareholder services plan to authorize the    / /           / /           / /
     fund to spend annually up to one-tenth of one percent (0.10%) of its average daily net assets to pay for distribution and/or shareholder servicing expenses.

     NEUBERGER BERMAN GENESIS TRUST
     NEUBERGER BERMAN GUARDIAN TRUST
     NEUBERGER BERMAN PARTNERS TRUST

6.   To approve a change in the Fund's fundamental investment limitations so as  / /           / /           / /
     to provide that the Fund will normally concentrate its investments (i.e., invest at least 25% of its assets) in the financial services group of industries.

     NEUBERGER BERMAN CASH RESERVES

7.   A. To approve a change in the Fund's fundamental  investment  policies      / /           / /           / /
     so as to  permit  the  Fund to  invest  in any  securities  issued  or guaranteed  as to  principal or interest by the U.S.  Government,  its agencies or instrumentalities.

     B. To approve a change in the Fund's fundamental investment policies so as  / /           / /           / /
     to permit the Fund to engage in repurchase agreements collateralized by the same types of securities in which the Fund can invest.

     C. To approve a change in the Fund's fundamental investment policies to     / /           / /           / /
     permit the Fund to borrow amounts up to 33-1/3% of its total assets by entering into reverse repurchase agreements.

     D. To approve a change in the Fund's fundamental investment limitation on   / /           / /           / /
     lending so as to permit the Fund to lend its portfolio securities as a means of earning additional income.

     NEUBERGER BERMAN GOVERNMENT MONEY FUND


[NAME AND ADDRESS]


Please sign exactly as name appears hereon. If shares are held in the name of joint owners, each should sign. Attorneys-in-fact, executors, administrators, etc. should so indicate. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by authorized person.

Date _________________________________, 2000

___________________________________________________________



___________________________________________________________

Signature (owner, joint owners, trustee, custodian, etc.)

                          NEUBERGER BERMAN EQUITY FUNDS

   (INCLUDING THE CENTURY, FOCUS, GENESIS, GUARDIAN, INTERNATIONAL, MANHATTAN, MILLENNIUM, PARTNERS, REGENCY, SOCIALLY RESPONSIVE AND TECHNOLOGY SERIES)

                                 (EACH A "FUND")

                          NEUBERGER BERMAN INCOME FUNDS

 (including the Cash Reserves, Government Money, High Yield Bond, Institutional Cash, Limited Maturity Bond, Municipal Money and Municipal Securities series)
                                 (EACH A "FUND")

                           605 THIRD AVENUE, 2ND FLOOR

                          NEW YORK, NEW YORK 10158-0180

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED AUGUST 15, 2000

           This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization of Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, Neuberger Berman Equity Assets, Neuberger Berman Equity Series, Neuberger Berman Income Funds and Neuberger Berman Income Trust from a "master feeder" structure" to a single-level, multiple-class structure. This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated August 15, 2000 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Neuberger Berman Management Inc. at 800-877-9700. This Statement of Additional Information consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1) The audited financial statements of Neuberger Berman Income Funds and Income Managers Trust and notes thereto for the fiscal year ended October 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman CASH RESERVES and Portfolio, Neuberger Berman GOVERNMENT MONEY Fund and Portfolio, Neuberger Berman HIGH YIELD BOND Fund and Portfolio, and
                Neuberger Berman LIMITED MATURITY BOND Fund and Portfolio, previously filed on EDGAR, Accession Number 0000898432-99-001174.

(2) The unaudited financial statements of Neuberger Berman Income Funds and Income Managers Trust and notes thereto for the semi-annual period ended April 30, 2000, with respect to Neuberger Berman CASH RESERVES and Portfolio, Neuberger Berman GOVERNMENT MONEY Fund and Portfolio, Neuberger Berman HIGH YIELD BOND Fund and Portfolio, and Neuberger Berman LIMITED MATURITY BOND Fund and Portfolio, previously filed on EDGAR, Accession Number 0000898432-00-000465.

(3) The audited financial statements of Neuberger Berman Income Funds and Income Managers Trust and notes thereto for the fiscal year ended October 31, 1999, and the reports of Ernst & Young

                LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman MUNICIPAL MONEY FUND and Portfolio and Neuberger Berman MUNICIPAL SECURITIES Trust and Portfolio, previously filed on EDGAR, Accession Number 0000898432-99-001176.

(4) The unaudited financial statements of Neuberger Berman Income Funds and Income Managers Trust and notes thereto for the semi-annual period ended April 30, 2000, with respect to Neuberger Berman MUNICIPAL MONEY FUND and Portfolio and Neuberger Berman MUNICIPAL SECURITIES Trust and Portfolio, previously filed on EDGAR, Accession Number 0000898432-00-000466.

(5) The audited financial statements of Neuberger Berman Income Trust and Income Managers Trust and notes thereto for the fiscal year ended October 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman LIMITED MATURITY BOND Trust and Portfolio, previously filed on EDGAR, Accession Number 0000898432-99-000709.

(6) The unaudited financial statements of Neuberger Berman Income Trust and Income Managers Trust and notes thereto for the semi-annual period ended April 30, 2000, with respect to Neuberger Berman LIMITED MATURITY BOND Trust and Portfolio, previously filed on EDGAR, Accession Number 0000898432-00-000467.

(7) The audited financial statements of Neuberger Berman Equity Funds and Equity Managers Trust and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman GENESIS Fund and Portfolio, Neuberger Berman GUARDIAN Fund and Portfolio, Neuberger Berman PARTNERS Fund and Portfolio, Neuberger Berman FOCUS Fund and Portfolio, and Neuberger Berman INTERNATIONAL Fund; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman INTERNATIONAL Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Fund and Portfolio, Neuberger Berman REGENCY Fund and Portfolio, Neuberger Berman MILLENNIUM Fund and Portfolio, and Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio, previously filed on EDGAR, Accession Number 0000898432-99-001011.

(8) The unaudited financial statements of Neuberger Berman Equity Funds and Equity Managers Trust and notes thereto for the semi-annual period ended February 29, 2000, with respect to Neuberger Berman GENESIS Fund and Portfolio, Neuberger Berman GUARDIAN Fund and Portfolio, Neuberger Berman PARTNERS Fund and Portfolio, Neuberger Berman FOCUS Fund and Portfolio, and Neuberger Berman INTERNATIONAL Fund and Portfolio, Neuberger Berman MANHATTAN Fund and Portfolio, Neuberger Berman REGENCY Fund and Portfolio, Neuberger Berman MILLENNIUM Fund and Portfolio, and Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio, previously filed on EDGAR, Accession Number 0000898432-000338.

(9) The audited financial statements of Neuberger Berman Equity Trust and Equity Managers Trust and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman GENESIS Trust and Portfolio, Neuberger Berman FOCUS Trust and Portfolio, Neuberger Berman GUARDIAN Trust and Portfolio, Neuberger Berman PARTNERS Trust and Portfolio, and Neuberger Berman INTERNATIONAL Trust; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman INTERNATIONAL Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Trust and Portfolio, Neuberger Berman REGENCY Trust and Portfolio, Neuberger Berman MILLENNIUM Trust and Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Trust and Portfolio,
                previously     filed     on     EDGAR,      Accession     Number
                0000898432-99-001008.

(10) The unaudited financial statements of Neuberger Berman Equity Trust and Equity Managers Trust and notes thereto for the semi-annual period ended February 29, 2000, with respect to Neuberger Berman GENESIS Trust and Portfolio, Neuberger Berman FOCUS Trust and Portfolio, Neuberger Berman GUARDIAN Trust and Portfolio, Neuberger Berman PARTNERS Trust and Portfolio, and Neuberger Berman INTERNATIONAL Trust and Portfolio, Neuberger Berman MANHATTAN Trust and Portfolio, Neuberger Berman REGENCY Trust and Portfolio, Neuberger Berman MILLENNIUM Trust and
                Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Trust and Portfolio, previously filed on EDGAR, Accession Number 0000898432-00-000340.

(11) The audited financial statements of Neuberger Berman Equity Assets and Equity Managers Trust and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman FOCUS Assets and Portfolio, Neuberger Berman GENESIS Assets and Portfolio and Neuberger Berman GUARDIAN Assets and Portfolio, and Neuberger Berman PARTNERS Assets and Portfolio, and the report of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Assets and Portfolio, Neuberger Berman MILLENNIUM Assets and Portfolio, Neuberger Berman SOCIALLY RESPONSIVE
                Assets and Portfolio, previously filed on EDGAR, Accession Number 0000898432-99-001010.

(12) The unaudited financial statements of Neuberger Berman Equity Assets and Equity Managers Trust and notes thereto for the semi-annual period ended February 29, 2000, with respect to Neuberger Berman FOCUS Assets and Portfolio, Neuberger Berman GENESIS Assets and Portfolio and Neuberger Berman GUARDIAN Assets and Portfolio, Neuberger Berman PARTNERS Assets and Portfolio, Neuberger Berman MANHATTAN Assets and Portfolio, Neuberger Berman MILLENNIUM Assets and Portfolio, Neuberger

                Berman SOCIALLY RESPONSIVE Assets and Portfolio, previously filed on EDGAR, Accession Number 0000898432-00-000339.

(13) The audited financial statements of Neuberger Berman Genesis Institutional (a series of Neuberger Berman Equity Series) and Neuberger Berman Genesis Portfolio (as series of Equity Mangers Trust) and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements, previously filed on EDGAR, Accession Number 0000898432-99-001012.

(14) The unaudited financial statements of Neuberger Berman Genesis Institutional (a series of Neuberger Berman Equity Series) and Neuberger Berman Genesis Portfolio (as series of Equity Managers Trust) and notes thereto for the semi-annual period ended February 29, 2000, previously filed on EDGAR, Accession Number 0000898432-00-000337.

(15) The Statement of Additional Information of Neuberger Berman Income Funds, dated March 1, 2000, previously filed on EDGAR, Accession Number 0000898432-00-000182. The Statement of Additional Information of Neuberger Berman Institutional Cash Fund, previously filed on EDGAR Accession Number 000089842-00-000312.


(16) The Statement of Additional Information of Neuberger Berman Equity Funds, dated December 1, 1999, as amended on May 1, 2000, previously filed on EDGAR, Accession Number 0000898432-99-000157 and 0000898432-00-000389, respectively. The Statement of Additional Information of Neuberger Berman Technology Fund, previously filed on EDGAR Accession Number 0000892842-00-000304.

                          NEUBERGER BERMAN EQUITY FUNDS

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION



ITEM 15.      INDEMNIFICATION.
-------       ---------------

           A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

           Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

           Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

           Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

           Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

           Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.      EXHIBITS.
-------       --------

            EXHIBIT
            NUMBER       DESCRIPTION
            ------       -----------

            (1)          (a)           Certificate  of  Trust.  Incorporated  by
                                       Reference to Post-Effective Amendment No.
                                       70    to    Registrant's     Registration
                                       Statement, File Nos. 2-11357 and 811-582.

                         (b)           Restated     Certificate     of    Trust.
                                       Incorporated      by     Reference     to
                                       Post-Effective   Amendment   No.   82  to
                                       Registrant's Registration Statement, File
                                       Nos. 2-11357 and 811-582.

           EXHIBIT
            NUMBER       DESCRIPTION
            ------       -----------


                         (c) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                         (d) Schedule A - Current Series of Neuberger Berman Equity Funds. To Be Filed by Amendment.

            (2)                        By-laws of Neuberger Berman Equity Funds.
                                       Incorporated      by     Reference     to
                                       Post-Effective   Amendment   No.   70  to
                                       Registrant's Registration Statement, File
                                       Nos. 2-11357 and 811-582.

            (3)                        Voting Trust Agreement.  Not Applicable.

            (4)                        Plan of Reorganization.  Filed Herewith.

            (5)          (a)           Trust   Instrument  of  Neuberger  Berman
                                       Equity  Funds,  Articles  IV,  V, and VI.
                                       Incorporated      by     Reference     to
                                       Post-Effective   Amendment   No.   70  to
                                       Registrant's Registration Statement, File
                                       Nos. 2-11357 and 811-582.

                         (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (6)          (a)           (i)       Management   Agreement  Between
                                                 Equity   Managers   Trust   and
                                                 Neuberger   Berman   Management
                                                 Inc.  Incorporated by Reference
                                                 to Post-Effective Amendment No.
                                                 87 to Registrant's Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      Schedule  A - Series  of Equity
                                                 Managers    Trust     Currently
                                                 Subject   to   the   Management
                                                 Agreement.   To  Be   Filed  by
                                                 Amendment.

                                       (iii)     Schedule   B  -   Schedule   of
                                                 Compensation      Under     the
                                                 Management           Agreement.
                                                 Incorporated  by  Reference  to
                                                 Post-Effective Amendment No. 87
                                                 to  Registrant's   Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                         (b)           (i)       Sub-Advisory  Agreement Between
                                                 Neuberger   Berman   Management
                                                 Inc. and Neuberger Berman,  LLC
                                                 with Respect to Equity Managers
                                                 Trust.      Incorporated     by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     70     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      Schedule  A - Series  of Equity
                                                 Managers    Trust     Currently
                                                 Subject  to  the   Sub-Advisory
                                                 Agreement.   To  Be   Filed  by
                                                 Amendment.

           EXHIBIT
            NUMBER       DESCRIPTION
            ------       -----------


                         (c)           (i)       Management   Agreement  Between
                                                 Global   Managers   Trust   and
                                                 Neuberger   Berman   Management
                                                 Inc.. Incorporated by Reference
                                                 to Post-Effective Amendment No.
                                                 74 to Registrant's Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      Schedule  A - Series  of Global
                                                 Managers    Trust     Currently
                                                 Subject   to   the   Management
                                                 Agreement.    Incorporated   by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     74     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (iii)     Schedule   B  -   Schedule   of
                                                 Compensation      Under     the
                                                 Management           Agreement.
                                                 Incorporated  by  Reference  to
                                                 Post-Effective Amendment No. 74
                                                 to  Registrant's   Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                         (d)           (i)       Sub-Advisory  Agreement Between
                                                 Neuberger   Berman   Management
                                                 Inc. and Neuberger Berman,  LLC
                                                 with Respect to Global Managers
                                                 Trust.      Incorporated     by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     74     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      Schedule  A - Series  of Global
                                                 Managers    Trust     Currently
                                                 Subject  to  the   Sub-Advisory
                                                 Agreement.    Incorporated   by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     74     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

            (7)          (a)           Distribution  Agreement Between Neuberger
                                       Berman Equity Funds and Neuberger  Berman
                                       Management Inc. Incorporated by Reference to Post-Effective Amendment No. 87 to
                                       Registrant's Registration Statement, File
                                       Nos. 2-11357 and 811-582.

                         (b) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (8)                        Bonus,  Profit  Sharing or Pension Plans.
                                       None.

            (9)          (a)           Custodian   Contract  Between   Neuberger
                                       Berman Equity Funds and State Street Bank
                                       and  Trust   Company.   Incorporated   by
                                       Reference to Post-Effective Amendment No.
                                       74    to    Registrant's     Registration
                                       Statement, File Nos. 2-11357 and 811-582.

                         (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (10)                       Plan Pursuant to Rule 12b-1.  None.

           EXHIBIT
            NUMBER       DESCRIPTION
            ------       -----------

            (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. Filed Herewith.

            (12)                       Opinion   of   Counsel   Supporting   Tax
                                       Matters. To Be Filed by Amendment.

            (13)         (a)           (i)       Transfer   Agency  and  Service
                                                 Agreement   Between   Neuberger
                                                 Berman  Equity  Funds and State
                                                 Street Bank and Trust  Company.
                                                 Incorporated  by  Reference  to
                                                 Post-Effective Amendment No. 70
                                                 to  Registrant's   Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      First   Amendment  to  Transfer
                                                 Agency  and  Service  Agreement
                                                 Between Neuberger Berman Equity
                                                 Funds and State Street Bank and
                                                 Trust Company.  Incorporated by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     70     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (iii)     Second  Amendment  to  Transfer
                                                 Agency  and  Service  Agreement
                                                 between Neuberger Berman Equity
                                                 Funds and State Street Bank and
                                                 Trust Company.  Incorporated by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     77     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (iv)      Schedule of Compensation  under
                                                 the Transfer Agency and Service
                                                 Agreement.    Incorporated   by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     76     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                         (b)           (i)       Administration        Agreement
                                                 Between Neuberger Berman Equity
                                                 Funds  and   Neuberger   Berman
                                                 Management Inc. Incorporated by
                                                 Reference   to   Post-Effective
                                                 Amendment     No.     87     to
                                                 Registrant's       Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

                                       (ii)      Schedule    A   -   Series   of
                                                 Neuberger  Berman  Equity Funds
                                                 Currently    Subject   to   the
                                                 Administration Agreement. To Be
                                                 Filed by Amendment.

                                       (iii)     Schedule   B  -   Schedule   of
                                                 Compensation      Under     the
                                                 Administration       Agreement.
                                                 Incorporated  by  Reference  to
                                                 Post-Effective Amendment No. 87
                                                 to  Registrant's   Registration
                                                 Statement,  File  Nos.  2-11357
                                                 and 811-582.

            (14)                       Consent of  Independent  Auditors.  Filed
                                       Herewith.

            (15)                       Financial    Statements    Omitted   from
                                       Prospectus. None.

            (16)                       Power of Attorney.  Filed Herewith.

            (17)                       Additional Exhibits.  None.

ITEM 17. UNDERTAKINGS.
-------  ------------

           (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3)The undersigned registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, prior to the effective date for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 22nd day of June, 2000.

Registrant: NEUBERGER BERMAN EQUITY FUNDS

                                            By:
                                                 ---------------------
                                                 Michael M. Kassen
                                                 President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                            DATE
---------                        -----                            ----

                                 Chairman of the Board            June 22, 2000
--------------------                and Trustee (Chief
Peter E. Sundman                    Executive Officer)


                                 President and Trustee            June 22, 2000
---------------------
Michael M. Kassen

                                 Vice President                   June 22, 2000
---------------------               (Principal Financial
Michael J. Weiner                    Officer)


                                  Treasurer (Principal            June 22, 2000
-------------------                 Accounting Officer)
Richard Russell


*Signature affixed by Arthur C. Delibert pursuant to power of attorney dated June 6, 2000, a copy of which is filed herewith.

SIGNATURE                                TITLE                      DATE
---------                                -----                      ----

                                        Trustee                   June 22, 2000
----------------
Faith Colish

                                        Trustee                   June 22, 2000
--------------------
Howard A. Mileaf

                                        Trustee                   June 22, 2000
---------------------
Edward I. O'Brien

                                        Trustee                   June 22, 2000
---------------------------
John T. Patterson, Jr.


                                        Trustee                   June 22, 2000
---------------------
John P. Rosenthal

                                        Trustee                   June 22, 2000
----------------------
Cornelius T. Ryan

                                        Trustee                   June 22, 2000
-----------------------
Gustave H. Shubert













*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated June 6, 2000, a copy of which is filed herewith.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 22nd day of June, 2000.

Registrant: EQUITY MANAGERS TRUST


                                            By:
                                                 ---------------------
                                                 Michael M. Kassen
                                                 President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                            DATE
---------                        -----                            ----

                                 Chairman of the Board            June 22, 2000
--------------------                and Trustee (Chief
Peter E. Sundman                    Executive Officer)


                                 President and Trustee            June 22, 2000
---------------------
Michael M. Kassen

                                 Vice President                   June 22, 2000
---------------------               (Principal Financial
Michael J. Weiner                    Officer)


                                  Treasurer (Principal            June 22, 2000
-------------------                 Accounting Officer)
Richard Russell


*Signature affixed by Arthur C. Delibert pursuant to power of attorney dated June 6, 2000, a copy of which is filed herewith.

SIGNATURE                                TITLE                      DATE
---------                                -----                      ----

                                        Trustee                   June 22, 2000
----------------
Faith Colish

                                        Trustee                   June 22, 2000
--------------------
Howard A. Mileaf

                                        Trustee                   June 22, 2000
---------------------
Edward I. O'Brien

                                        Trustee                   June 22, 2000
---------------------------
John T. Patterson, Jr.


                                        Trustee                   June 22, 2000
---------------------
John P. Rosenthal

                                        Trustee                   June 22, 2000
----------------------
Cornelius T. Ryan

                                        Trustee                   June 22, 2000
-----------------------
Gustave H. Shubert










*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated June 6, 2000, a copy of which is filed herewith.